As filed with the Securities and Exchange
                                                    Commission on April 29, 2004
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X

        Pre-Effective Amendment No.    ____
        Post-Effective Amendment No.    25                             X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  29                                                 X


                                  PICTET FUNDS
                    ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                      101 Federal Street, Boston, MA 02110
                    ---------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                     Copies to:
Lisa M. King, Esq.                                         Joseph P. Barri, Esq.
PFPC Inc.                                                  Hale and Dorr LLP
400 Bellevue Parkway                                       60 State Street
Wilmington, DE  19809                                      Boston, MA 02109

       It is proposed that the filing will become effective:

       ___ immediately upon filing pursuant to paragraph (b); or

        X  on April 30, 2004 pursuant to paragraph (b); or
       ___

       ___ 60 days after filing pursuant to paragraph (a)(1); or

       ___ on [ ] pursuant to paragraph (a)(1); or

       ___ 75 days after filing pursuant to paragraph (a)(2); or

       ___ on [ ] pursuant to paragraph (a)(2) of Rule 485.

       If appropriate, check the following box:

       ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                       PICTET GLOBAL EMERGING MARKETS FUND

================================================================================




                             ----------------------
                                         PICTET
                                 LOGO     FUNDS
                             ----------------------





                                   PROSPECTUS
                                 APRIL 30, 2004


                               INSTITUTIONAL CLASS




           The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this
                       prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

TABLE OF CONTENTS


                  OVERVIEW
               THE FUND IS
       AUTHORIZED TO OFFER
     TWO CLASSES OF SHARES
     - INSTITUTIONAL CLASS
         AND RETAIL CLASS.
           THIS PROSPECTUS
           OFFERS ONLY THE
       INSTITUTIONAL CLASS
                OF SHARES.


PICTET GLOBAL EMERGING MARKETS FUND - RISK/RETURN SUMMARY............3
     Investment goal.................................................3
     Principal investments and strategies............................3
     Principal investment risks......................................3
     Total return....................................................4
     Fees and expenses...............................................5

THE FUND'S INVESTMENTS...............................................6

INVESTMENT ADVISER...................................................8
     Portfolio management............................................8

INVESTMENT AND ACCOUNT POLICIES......................................9
     Calculation of net asset value..................................10
     Purchasing Fund shares..........................................11
     Redeeming Fund shares...........................................12
     Performance.....................................................14
     Dividends, distributions and taxes..............................14

FINANCIAL HIGHLIGHTS.................................................15

FOR MORE INFORMATION.................................................17

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY

      INVESTMENT GOAL  Long-term growth of capital.

---------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL  The Fund invests primarily in equity                The Fund normally invests in at least 15, but
      INVESTMENTS AND  securities of companies in emerging                 never fewer than eight, emerging market
           STRATEGIES  market countries.                                   countries.
---------------------------------------------------------------------------------------------------------------------------
             EMERGING  Equity securities include common and preferred      Emerging market stocks means equity securities:
      MARKET EQUITIES  stocks, investment company shares, convertible      o    that are traded primarily in an
                       debt securities, warrants, subscription rights           emerging market country;
                       and depositary receipts for foreign stocks.         o    of companies that derive 50% or more
                                                                                of total revenue from goods or services
                       Emerging market countries are those identified as        produced or sold in emerging market
                       developing or emerging countries by the World            countries; or
                       Bank, International Finance Corporation or United   o    of companies organized and with a
                       Nations or countries not listed in the Morgan            principal office in an emerging market
                       Stanley Capital International World Index.               country.
                       Currently, emerging market countries may include
                       those in Latin America, Southeast Asia, Africa,
                       Eastern Europe and the Middle East.
---------------------------------------------------------------------------------------------------------------------------

      HOW THE ADVISER  In allocating the Fund's assets among emerging      In selecting individual emerging market stocks,
   SELECTS THE FUND'S  market countries, the Adviser uses a proprietary    the Adviser looks for companies with one or
          INVESTMENTS  database to screen for countries that meet the      more of the following:
                       following standards:                                o    Current or potential high and stable
                       o    Suitable safe custody of assets and                 cash generation.
                            freedom of capital movement.                   o    Strong, liquid balance sheets.
                       o    A higher than average number of                o    Asset valuations significantly below
                            undervalued stocks when comparing the               replacement cost, or below the average for
                            companies against their benchmark values.           its sector on a global basis.  The Adviser
                       o    A favorable domestic liquidity                      will also consider the debt of a company.
                            environment.                                   o    A high free cash flow relative to the
                       o    A reasonably liquid and diverse stock               stock price.
                            market.                                        o    In the case of banks, a low stock
                       o    A good or improving fiscal balance.                 price relative to the asset base, combined
                       o    An undervalued or fairly valued exchange            with a high return on equity.
                            rate, combined with sustainable trade and
                            current account balances.
---------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL  o You could lose money on your investment           Emerging market countries and stocks
           INVESTMENT    in the Fund or the Fund may not perform as        present the following special risks:
                RISKS    well as other investments if any of the           o    Greater likelihood of economic,
                         following occurs: Foreign or emerging market           political or social instability.
 AN INVESTMENT IN THE    stock prices go down generally.                   o    More volatile stock markets.
   FUND IS NOT A BANK  o Changes in foreign currency rates lower           o    The contagious effect of market or
   DEPOSIT AND IS NOT    the value of the Fund's investments.                   economic setbacks in one country on other
           INSURED OR  o An adverse event, such as an unfavorable               emerging market countries.
    GUARANTEED BY THE    earnings report, lowers the value of a            o    Possible governmental restrictions on
      FEDERAL DEPOSIT    particular company's stock.                            currency conversions or trading.
            INSURANCE  o The Adviser's judgment about country              o    Difficulty in accurately valuing
   CORPORATION OR ANY    allocations or the attractiveness, value or            emerging market stocks or selling them at
     OTHER GOVERNMENT    potential appreciation of a particular stock           their fair value, especially in down
              AGENCY.    proves to be incorrect.                                markets.
                                                                           o    Availability of less information about
                                                                                emerging market companies because of less
                                                                                rigorous accounting and regulatory
                                                                                standards.


PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - continued
--------------------------------------------------------------------------------
         TOTAL RETURN  This bar chart indicates the risks of investing in the
                       Fund by showing changes in the Fund's performance of the Institutional Class from year to year for each full calendar year since inception. Past performance does not necessarily indicate how the Fund will perform in the future.

                        [bar chart]
                        Annual Total Return
                        Year Ended  Year Ended  Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                         12/31/96    12/31/97    12/31/98     12/31/99      12/31/00      12/31/01     12/31/02
                           8.32%     (11.29)%    (23.22)%      63.73%       (36.98)%      (0.68)%        0.60%

                        Year Ended
                        12/31/03
     QUARTERLY RETURN   72.72%

                        HIGHEST: 35.70 % in 2nd quarter 1999
                        LOWEST: (24.97)% in 2nd quarter 1998
--------------------------------------------------------------------------------
                        The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to those of the Morgan Stanley Capital International Emerging Markets Index (the "MSCI Emerging Markets Index"). The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
--------------------------------------------------------------------------------
            PICTET GLOBAL EMERGING MARKETS FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2003

                                                                                                          LIFE OF FUND
                                                                                                            (BEGAN
                                                                            1 YEAR          5 YEARS         10/4/95)
                                                                            ------          -------        ----------
                          RETURN BEFORE TAXES                                 72.72%           12.21%          2.75%

                          RETURN AFTER TAXES ON DISTRIBUTIONS 1,2             72.57%           12.07%          2.54%

                          RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
                          OF FUND SHARES 1, 2                                 47.47%           10.61%          2.23%

                          MSCI EMERGING MARKETS INDEX 3,4                     56.28%           10.62%          1.64%
                        ==================================================================================================

                        1 After-tax returns are calculated using the historical
                          highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
                        2 Actual after-tax returns depend on your tax situation
                          and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
                        3 The MSCI Emerging Markets Index includes securities of
                          approximately 680 companies domiciled in 26 markets.
                        4 Index performance reflects no deductions for fees,
                          expenses or taxes.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - continued
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                          INSTITUTIONAL CLASS
                                                          --------------------
SHAREHOLDER FEES (Fees Paid Directly From Your Investment)

Redemption Fee on shares held less than six months 1             1.00%
(as a percentage of amount redeemed)

ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
Management Fee                                                   1.25%
Distribution (12b-1) Fees                                        None
Other Expenses                                                   0.98%
                                                                 2.23%
Total Annual Fund Operating Expenses 2
Fee Reduction and/or Expense Reimbursement                       0.53%
Net Expenses                                                     1.70%

1 Please see "Redeeming Fund Shares".
2 The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until September 19, 2005 to the extent necessary to ensure that the total operating expenses do not exceed 1.70% of the Fund's average net assets.

       THIS EXAMPLE IS  The example assumes that:
  INTENDED TO HELP YOU  o    You invest $10,000 in the Fund for the
   COMPARE THE COST OF       time periods indicated.
 INVESTING IN THE FUND  o    Your investment has a 5% return each year.
      WITH THE COST OF  o    The Fund's operating expenses remain the    Although your actual costs may be higher or
    INVESTING IN OTHER       same. +                                     lower, under these assumptions your costs
         MUTUAL FUNDS.  o    You redeem your investment at the end of    would be:
                             each period.

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------

                        INSTITUTIONAL CLASS    $226    $697    $1,195    $2,565
--------------------------------------------------------------------------------
                       + The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $173, $536, $923 and $2,009, respectively.

THE FUND'S INVESTMENTS

           DEPOSITARY  Depositary receipts are securities issued by        Receipts, Global Depositary Receipts, Russian
             RECEIPTS  banks and other financial institutions that         Depositary Certificates, Philippine Depositary
                       represent interests in the stocks of foreign        Receipts and Brazilian Depositary Receipts.
                       companies. They include American Depositary
                       Receipts, European Depositary
-------------------------------------------------------------------------------------------------------------------------
          CONVERTIBLE  Convertible securities are fixed-income             of common stock.  Convertible securities have
           SECURITIES  securities that may be converted at either a        general characteristics similar to both
                       stated price or stated rate into underlying         fixed-income and equity securities.
                       shares
--------------------------------------------------------------------------------------------------------------------------
         WARRANTS AND  Warrants and subscription rights entitle the
         SUBSCRIPTION  holder to acquire the stock of a company at a
               RIGHTS  set price.
--------------------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES  The Fund may invest up to 20% of its assets in      Securities are investment grade if they:
                       investment grade debt securities of U.S. and        o   Are rated in one of the top four
                       foreign corporate and governmental issuers.             short-term or long-term rating categories
                       These may include all types of debt securities          of a nationally recognized statistical
                       of any maturity.                                        rating organization; or
                                                                           o   Are unrated securities that the
                       The value of debt securities will go down if            Adviser believes to be of comparable
                       interest rates go up, or the issuer of the              quality.
                       security has its credit rating downgraded or
                       defaults on its obligation to pay principal or      The Fund's credit standards also apply to
                       interest.                                           counterparties to OTC derivative contracts.
--------------------------------------------------------------------------------------------------------------------------
            DEFENSIVE  The Fund may depart from its principal              market and short-term debt securities.  If the
          INVESTMENTS  investment strategies in response to adverse        Fund takes a temporary defensive position, it
                       market conditions by taking temporary defensive     may be unable to achieve its investment goal.
                       positions in all types of money
--------------------------------------------------------------------------------------------------------------------------
          DERIVATIVES  The Fund may, but is not required to, use           Even a small investment in derivative contracts
          AND HEDGING  derivative contracts for any of the following       can have a big impact on the Fund's stock
           TECHNIQUES  purposes:                                           market or currency exposure. Therefore, using
                       o   To hedge against the economic impact of         derivatives can disproportionately increase
                           adverse changes in the market value of its      losses and reduce opportunities for gains when
                           securities, because of changes in stock         stock prices or currency rates are changing.
                           market prices or currency exchange rates.
                       o   As a substitute for buying or selling           The Fund may not fully benefit from or may lose
                           securities or currencies.                       money on derivatives if changes in their value
                                                                           do not correspond accurately to changes in the
                       Derivative contracts include options and futures    value of the Fund's holdings.  The other
                       on securities, securities indices or currencies;    parties to over-the-counter derivative
                       options on these futures; forward currency          contracts present the same types of default
                       contracts; and currency swaps.  Derivative          risk as issuers of fixed income securities.
                       contracts are valued on the basis of the value      Derivatives can also make the Fund less liquid
                       of the underlying securities.  A derivative         and harder to value, especially in declining
                       contract will obligate or entitle the Fund to       markets.
                       deliver or receive an asset or cash payment
                       based on the change in value of one or more
                       securities, currencies or indices.

      EMERGING         The Fund may invest in emerging market
       MARKETS         securities as described in the Fund's Risk-Return
                       Summary.
-------------------------------------------------------------------------------------------------------------------------
     PORTFOLIO         The Fund may engage in active and frequent          Frequent trading also increases transaction
      TURNOVER         trading. This may lead to the realization and       costs, which could detract from the Fund's
                       distribution to shareholders of higher capital      performance.
                       gains, which would increase their tax liability.
-------------------------------------------------------------------------------------------------------------------------
    THE FUND'S
    INVESTMENT         The Fund's investment goal is non-fundamental so    Fund might not succeed in achieving its goal.
          GOAL         that the Board of Trustees may change the
                       investment goal of the Fund without obtaining
                       the approval of the Fund's shareholders. The

INVESTMENT ADVISER

     THE FUND'S     The Adviser provides investment advice and             Adviser has contractually agreed to limit the
     INVESTMENT     portfolio management services to the Fund.             total annual operating expenses of the
     ADVISER IS     Under the supervision of the Board of Trustees,        Institutional Class of the Fund to 1.70%. After
         PICTET     the Adviser makes the Fund's day-to-day                the fee waivers, the Adviser received advisory
  INTERNATIONAL     investment decisions, arranges for the                 fees of 0.72% of average daily net assets for
     MANAGEMENT     execution of portfolio transactions and makes          the fiscal year ended December 31, 2003.
        LIMITED     available the research services of its portfolio
                    managers and security analysts.                        This limitation does not apply to brokerage
                                                                           commissions, taxes, interest and litigation,
                    The Fund has agreed to pay the Adviser an              indemnification and other extraordinary
                    advisory fee at the annual rate 1.25% of the           expenses. This expense limitation can be
                    Fund's average daily net assets. In addition, the      revoked after sufficient notice at any time.
-----------------------------------------------------------------------------------------------------------------------------
                    The Adviser was established in 1980 and as             investment adviser and authorized and regulated
                    of December 31, 2003 had approximately $10             by the Financial Services Authority in the
                    billion of assets under management for more            United Kingdom. The Adviser is an affiliate of
                    than 150 accounts. The Adviser manages a               Pictet & Cie, a Swiss private bank that was
                    range of products including a variety of               founded in 1805. As of December 31, 2003,
                    equity portfolios for U.S. and                         Pictet & Cie managed approximately $98 billion
                    international institutional clients.  Its              of assets under management and administration
                    address is Tower 42, Level 37, 25 Old Broad            for institutional and private clients. Pictet &
                    Street,  London, EC2N 1HQ, United Kingdom.             Cie is owned by nine partners.
                    The Adviser is both registered as a U.S.
-------------------------------------------------------------------------------------------------------------------------------
  GLOBAL EMERGING             NAMES OF MANAGERS                           POSITIONS DURING LAST FIVE YEARS
   MARKETS FUND'S           (Time on Fund Team)
        PORTFOLIO          ----------------------------------------------------------------------------------------------------
       MANAGEMENT
             TEAM
                           John Paul Smith                         Director and Head of Emerging Investments for the
                           (since 2001)                            Adviser. Before joining the Adviser in 2001, he spent
                                                                   five years at Morgan Stanley, most recently as head of
                                                                   global emerging markets strategy.

                           ----------------------------------------------------------------------------------------------------
                           Samir Patel                             Senior Investment Manager with the Emerging Markets Team.
                           (since inception)
                           -----------------------------------------------------------------------------------------------------
                           Nidhi Mahurkar                          Senior Investment Manager with overall responsibility for the
                            (since 2001)                           specialist Asian Equity Team.  Before joining the Adviser in
                                                                   2001, she worked for five years at Lazard Asset
                                                                   Management managing Asian equities.

                           -----------------------------------------------------------------------------------------------------
                           Emil Wolter                             Senior Investment Manager within the Emerging Markets Team
                            (since 1997)                           specializing in Asia.
-------------------------------------------------------------------------------------------------------------------------------

  INVESTMENT AND ACCOUNT POLICIES

     CALCULATION    The Fund calculates its net asset value per share      Price information on listed securities is taken
          OF NET    ("NAV") at the close of regular trading on             from the exchange where the security is
     ASSET VALUE    the New York Stock Exchange ("NYSE") (normally         primarily traded.  Securities not traded on the
                    4:00 p.m. Eastern time) on each day the NYSE is        valuation date for which market quotations are
                    open for business.  The NYSE is open every week,       readily available are valued at the mean
                    Monday through Friday, except on certain               between the bid and ask prices, if available;
                    national holidays and Good Friday.  If the New         otherwise they are valued at the last reported
                    York Stock Exchange closes early, the time for         closing price.
                    calculating NAV and the deadlines for share
                    transactions will be accelerated to the earlier        When market prices are not available, or when
                    closing time.  The NAVs will differ between            the Adviser believes that they are unreliable
                    classes of shares.  The NAV of a class with            or that the value of securities has been
                    higher expenses will be lower than a class with        materially affected by events occurring after a
                    lower expenses.                                        foreign exchange closes, the Fund may price
                                                                           those securities at fair value.  Fair value is
                    The Fund generally values its portfolio                determined in accordance with procedures
                    securities based on market prices or                   approved by the Board of Trustees.
                    quotations.  Securities listed on a foreign
                    exchange and unlisted foreign securities are           International markets may be open on days when
                    generally valued at the closing price or the           U.S. markets are closed.  The value of foreign
                    latest quoted  price available before the time         securities owned by the Fund could change on
                    when assets are valued.  Securities listed on a        days when investors cannot buy or redeem shares.
                    U.S. securities exchange are generally valued at
                    the last quoted price and securities traded on
                    the NASDAQ National Market System are generally
                    valued at the NASDAQ Official Closing Price, in
                    each case as of the close of the exchange's
                    regular trading hours on the day the valuation
                    is made.  The Fund's currency translations are
                    done when the London Stock Exchange closes.

 PURCHASING FUND        CUSTOMER IDENTIFICATION PROGRAM                              INVESTMENT MINIMUMS
          SHARES                                                                     INSTITUTIONAL CLASS

                        To help the U.S. government fight the              Initial purchase           $50,000
                        funding of terrorism and money laundering
                        activities, Federal law requires all               Additional purchases       $5,000
                        financial institutions to obtain, verify,
                        and record information that identifies             Certain retirement accounts (e.g. IRAs, Roth
                        persons opening accounts. To comply with           IRAs, Educational IRAs, Simple IRAs) may
                        these requirements, the Fund requires your         purchase shares of the Fund with an initial
                        name, address, date of birth and                   purchase of $2,000.
                        government-issued identification number
                        (generally, a Social Security Number).             Additional purchases may be made in the amount
                        Until such verification is made, the Fund          of $2,000. Additional purchases for those in the
                        may temporarily limit additional share             Automatic Investment Plan may be as little as
                        purchases. In addition, the Fund may limit         $500 .
                        additional share purchases or close an
                        account if it is unable to verify a                Fund officers have discretion to waive or reduce
                        customer's identity. As required by law,           any of the above minimum investment
                        the Fund may employ various procedures,            requirements.
                        such as comparing the information to fraud
                        databases or requesting additional
                        information or documentation from you, to
                        ensure that the information supplied by
                        you is correct.
---------------------------------------------------------------------------------------------------------------------------
 PURCHASING SHARES      Investors effecting transactions in Fund           may be eligible to purchase Retail Class Shares
 THROUGH FINANCIAL      shares through a broker or agent may be            of the Fund that are offered in a separate
   INTERMEDIARIES/      charged a fee by such broker or agent.             prospectus.
     PROFESSIONALS      Prospective Investors who do not qualify
                        to purchase Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------
 PURCHASE ORDERS        A purchase order will be executed at the           Institutions and other investors should contact
 AND PAYMENTS           Fund's NAV next calculated after the order         the Adviser for information about purchasing
                        has been received by either the Fund's             Fund shares through in-kind exchanges of
                        transfer agent, PFPC Inc., by one or more          securities.
                        brokers authorized to accept purchase
                        orders on the Fund's behalf, or by a
                        designated intermediary authorized by a            The Fund and its distributor reserve the right
                        broker to accept orders on the Fund's              to suspend the offering of Fund shares or to
                        behalf. The Fund will be deemed to have            reject any purchase order.
                        received the order when an authorized
                        broker or broker's authorized designee
                        accepts the order. Institutions must send
                        payment for Fund shares in federal funds
                        to the transfer agent by 12:00 noon
                        Eastern time on the next business day.

 PURCHASING SHARES      Call (877) 470-0103 to arrange for a               The Fund and PFPC reserve the right to refuse
      BY TELEPHONE      telephone transaction. If you want to make         any telephone transaction when they are unable
                        future transactions (e.g., purchase                to confirm to their satisfaction that a caller
                        additional shares or redeem shares) by             is the account owner or a person preauthorized
                        telephone, you will need to elect this             by the account owner. PFPC has established
                        option either on the initial application           security procedures to prevent unauthorized
                        or subsequently in writing.                        account access. The telephone transaction
                                                                           privilege may be suspended, limited, modified or
                        The Fund and its transfer agent have               terminated at any time without prior notice by
                        procedures designed to verify that                 the Fund or PFPC. Neither the Fund nor any of
                        telephone instructions are genuine. If             its service contractors will be liable for any
                        they follow these procedures, they will            loss or expense in acting upon telephone
                        not be liable for any losses caused by             instructions that are reasonably believed to be
                        acting on unauthorized telephone                   genuine.
                        instructions.
---------------------------------------------------------------------------------------------------------------------------
 PURCHASING SHARES      Complete and sign an application. Make             Mail your application and/or check to:
           BY MAIL      your check payable to Pictet Funds. If you
                        are adding to your existing account,               PFPC Inc.
                        include your account name and number on            Att'n: Pictet Funds
                        the check.                                         P.O. Box 9804
                                                                           Providence, RI  02940
---------------------------------------------------------------------------------------------------------------------------
 PURCHASING SHARES      If you are opening a new account, call the         Complete and sign an application and mail
           BY WIRE      Fund at (877) 470-0103 to arrange for a            immediately following the initial wire
                        wire transaction. Then wire federal funds          transaction to:
                        to:
                                                                           PFPC Inc.
                        Boston Safe Deposit & Trust                        Att'n: Pictet Funds
                        ABA#:  011001234                                   P.O. Box 9804
                        Credit:  (Pictet Global Emerging Markets Fund)     Providence, RI 02940
                        Acct#:  143766
                        FBO:    (Insert shareholder name
                        and account number)                                If you are adding to your existing account, you
                                                                           do not need to call the Fund to arrange for a
                                                                           wire transaction, but be sure to include your
                                                                           name and account number.
---------------------------------------------------------------------------------------------------------------------------
         AUTOMATIC      Through this option, you can have money            The Fund may alter or terminate the Automatic
   INVESTMENT PLAN      electronically deducted from your                  Investment Plan at any time.
                        checking, savings or bank money market
                        accounts and invested in the Fund each
                        month or quarter. Complete the Automatic
                        Investment Plan Application, which is
                        available upon request by calling (877)
                        470-0103, and mail it to the address
                        indicated. The initial $50,000 minimum
                        investment for the Institutional Class
                        still applies. However, subsequent
                        investments can be as little as $500.


    REDEEMING FUND      If you hold shares for less than six               to accept orders on the Fund's behalf receives
            SHARES      months (other than shares acquired through         the redemption request in proper form. The Fund
                        reinvestment of dividends or other                 will be deemed to have received the order when
                        distributions), a short-term redemption            an authorized broker or broker authorized
                        fee of 1% of the current net asset value           designee accepts the order. Institutions are
                        of the shares being redeemed will be               responsible for promptly transmitting redemption
                        assessed and retained by the Fund for the          orders to the Fund's transfer agent.
                        benefit of the remaining shareholders.
                        This fee is intended to encourage                  Redemption proceeds are usually sent by wire on
                        long-term investment, to reduce                    the business day after the effective date of a
                        transaction and other expenses caused by           redemption. Under unusual circumstances, the
                        early redemptions, and facilitate                  Fund may suspend redemptions, if allowed by the
                        portfolio management.                              Securities and Exchange Commission ("SEC"), or
                                                                           postpone payment up to seven days.
                        The fee is currently waived for pension
                        funds, endowments and other similar                The Fund may also pay redemption proceeds in
                        institutional funds due to certain                 kind by giving securities to redeeming
                        economies associated with these accounts.          shareholders. Redemptions are taxable
                        The redemption fee may be modified or              transactions for shareholders that are subject
                        discontinued at any time or from time to           to tax. If the Fund redeems your shares in kind,
                        time. This fee is not a deferred sales             you may incur transaction costs and tax
                        charge, is not a commission paid to the            liability when you dispose of these securities
                        Adviser and does not benefit the Adviser           that were distributed in redemption of your
                        in any way.                                        shares.

                        The "first-in, first-out" method will be           If you purchased shares through a financial
                        used to determine your holding period.             institution, a broker authorized to accept
                        Under this method, the date of redemption          purchase orders on the Fund's behalf, or by a
                        will be compared with the earliest                 designated intermediary authorized by a broker
                        purchase date of shares held in your               to accept orders on the Fund's behalf, you
                        account. If your holding period is less            should contact the Fund for more information.
                        than six months, the redemption fee will
                        be assessed on the current net asset value         Each institution, broker or intermediary may
                        of those shares.                                   have its own procedures and requirements for
                                                                           selling shares and may charge fees.
                        You may redeem shares of the Fund on any
                        business day at the NAV next calculated
                        after the transfer agent, broker
                        authorized to accept redemption orders on
                        the Fund's behalf, or designated
                        intermediary authorized by a broker
---------------------------------------------------------------------------------------------------------------------------
  REDEEMING SHARES      If you have chosen the telephone                   (877) 470-0103 to redeem up to $100,000 worth of
      BY TELEPHONE      redemption privilege on the initial                shares.
                        application or later elected the privilege
                        in writing, you may call

  REDEEMING SHARES      Shareholders may sell shares by making a           Signature guarantees are designed to verify that
           BY MAIL      written request to :                               major transactions or changes to your account
                                                                           are in fact authorized by you. You can obtain a
                        PFPC Inc.                                          medallion signature guarantee from a domestic
                        Att'n: Pictet Funds                                bank or trust company, broker, dealer, clearing
                        P.O. Box 9804                                      agency, savings association, or other financial
                        Providence, RI 02940                               institution which is participating in a
                                                                           medallion program recognized by the Securities
                        Include signatures of all persons required         Transfer Association. The three recognized
                        to sign for transactions, exactly as their         medallion programs are Securities Transfer
                        names appear on the account application.           Agents Medallion Program (STAMP), Stock
                                                                           Exchanges Medallion Program (SEMP) and New York
                        To protect your account from fraud, the            Stock Exchange, Inc. Medallion Program (NYSE
                        Fund may require a medallion signature             MSP). Signature guarantees from financial
                        guarantee for certain redemptions. We              institutions which are not participating in one
                        require a medallion signature guarantee            of these programs will not be accepted. A notary
                        if: your address of record has changed             public stamp or seal cannot be substituted for a
                        within the past 30 days or you are selling         signature guarantee.
                        more than $100,000 worth of shares
---------------------------------------------------------------------------------------------------------------------------
  REDEEMING SHARES      If you have chosen the wire redemption             Wire redemption requests must be received by the
           BY WIRE      privilege on the initial application or            transfer agent by 4:00 p.m. Eastern time for
                        later elected the privilege in writing,            money to be wired the next business day.
                        you may have the Fund wire your proceeds
                        to a predesignated bank account.
---------------------------------------------------------------------------------------------------------------------------
         REDEEMING      If you wish to redeem shares that were             purchase check to clear. If you are considering
RECENTLY PURCHASED      recently purchased by check, the Fund may          redeeming shares soon after purchase, you should
            SHARES      delay mailing of your redemption check for         purchase by bank wire or certified check to
                        up to 15 business days after your                  avoid delay.
                        redemption request to allow the
---------------------------------------------------------------------------------------------------------------------------
        SYSTEMATIC      If you have a minimum of $100,000 in your          have dividends and distributions automatically
   WITHDRAWAL PLAN      account, you may direct the transfer agent         reinvested in additional Fund shares. Systematic
                        to make payments to you (or anyone you             sales of Fund shares are taxable transactions.
                        designate) monthly, quarterly or
                        semi-annually.                                     The Fund may terminate any Systematic Withdrawal
                                                                           Plan if the value of the account falls below
                        The amount of withdrawal payments must be          $10,000 due to share redemptions.
                        at least $500 per payment. Fund shares are
                        redeemed in order to make withdrawal
                        payments. Under the Systematic Withdrawal
                        Plan, you must elect to
---------------------------------------------------------------------------------------------------------------------------
           CLOSING      The Fund may close your account if, for            After the Fund notifies you of its intention to
       SUB-MINIMUM      reasons other than investment losses, the          close the account, you will have 30 days to
          ACCOUNTS      value of the Institutional Class shares in         bring the account back to the minimum level.
                        the account falls below $25,000. The Fund
                        may convert your Institutional Class
                        shares to Retail Class shares if the value
                        of your account as a result of share
                        redemptions falls below $50,000.

       PERFORMANCE      The performance of the Fund may be                 of the Fund may also be compared in publications
                        compared in publications to the                    to averages, performance rankings, or other
                        performance of various indices and                 information prepared by recognized mutual fund
                        investments for which reliable performance         statistical services.
                        data is available. The performance
---------------------------------------------------------------------------------------------------------------------------
        DIVIDENDS,      Redemptions of Fund shares are taxable             The Fund declares and pays dividends and
 DISTRIBUTIONS AND      events on which you may recognize a gain           distributions according to the following
             TAXES      or loss. Dividends and distributions are           schedule. Dividends may differ between classes,
                        also taxable, as described in the chart            with a class with higher expenses having a lower
                        below, whether they are received in                dividend.
                        additional shares or cash.
---------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS        TYPE OF                                     DECLARED                       FEDERAL
 ARE PAID IN      DISTRIBUTION                                AND PAID                       TAX STATUS
 ADDITIONAL
 SHARES OF        Dividends from net investment income        Annually          Taxable as either ordinary income or
 THE FUND.                                                                      "qualified dividend income" 1

                  Distributions of short-term capital gain    Annually          Taxable as ordinary income

                  Distributions of long-term capital gain     Annually          Taxable as capital gain

                  1 If the Fund designates a dividend as "qualified dividend income" and certain other conditions are met by the Fund and the shareholder, including holding-period requirements, such dividends are taxable to individual shareholder at a maximum 15% U.S. federal income tax rate.

                  You should generally avoid investing in                  Income that the Fund receives from sources
                  the Fund shortly before an expected                      within foreign countries may be subject to
                  dividend or distribution. Otherwise, you                 withholding or other taxes imposed by such
                  may pay taxes on dividends or                            countries. You should consult a tax adviser
                  distributions that are economically                      about particular federal, state, local, foreign,
                  equivalent to a partial return of your                   and other taxes that may apply to you.
                  investment.
                                                                           Every January, the Fund will send shareholders
                                                                           information about its dividends and
                                                                           distributions during the previous calendar year.
                                                                           Most of the Fund's distributions are expected to
                                                                           be capital gain. If you do not provide the Fund
                                                                           with a correct taxpayer identification number
                                                                           and required certifications, you may be subject
                                                                           to federal backup withholding tax.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table provides financial highlights of Institutional Class Shares of the Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Fund's annual report dated December 31, 2003, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers LLP, independent accountants. Additional information concerning the performance of the Fund is included in the annual report which may be obtained without charge by contacting the Fund at the address or phone number on the back cover of this prospectus.

                                               ------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
                                               ------------------------------------------------------------
                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year               $6.92       $6.89       $7.02      $11.15       $6.81
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income/(loss)                  0.08        0.01        0.10        0.00#      (0.01)
    Net realized and unrealized gain/(loss)
      son investment                              4.95        0.03       (0.15)      (4.13)       4.35
-----------------------------------------------------------------------------------------------------------
Total from investment operations                  5.03        0.04       (0.05)      (4.13)       4.34
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders:
Distributions from net investment income         (0.07)      (0.01)      (0.08)          -           -
-----------------------------------------------------------------------------------------------------------
Total distributions                              (0.07)      (0.01)      (0.08)          -           -
-----------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital          0.00#       0.00#       0.00#          -           -
NET ASSET VALUE, END OF PERIOD                  $11.88       $6.92       $6.89       $7.02      $11.15
-----------------------------------------------------------------------------------------------------------
Total return++                                  72.72%       0.60%      (0.68%)    (36.98)%     63.73%
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
    Net assets, end of year (in 000's)        $116,774     $67,509     $66,711     $97,158    $190,275
    Ratio of operating expenses to average
       net assets                                1.70%       1.70%       1.70%       1.70%       1.70%
    Ratio of net investment income/(loss) to
       average net assets                        0.91%       0.16%       1.12%       0.04%      (0.19)%
    Ratio of operating expenses to average
       net assets without waivers and
       expenses reimbursed                       2.23%       2.31%       2.22%       1.94%       1.92%
    Ratio of net investment income/(loss) to
       average net assets without waivers and
       expenses reimbursed                       0.38%      (0.45)%      0.60%      (0.20)%     (0.42)%
    Portfolio turnover rate                        44%         47%         84%        128%        126%

# Amount represents less than $0.01 per share.
++ Total return represents aggregate total return for the period.

                    The following notice does not constitute
              part of and is not incorporated into the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT


         Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from your account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing your account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

         We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

         To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard your personal information.

-------------------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION
=========================================================================================================================
For investors who want more information about Pictet Global       Investors can get free copies of reports and SAIs,
Emerging Markets Fund the following documents are available       request other information and discuss their questions
free upon request.                                                about the Fund by :

ANNUAL/SEMIANNUAL REPORTS  Additional information about the       o  Contacting:
Fund's investments is available in the Fund's annual and          PFPC Inc.
semiannual reports to shareholders.  The Fund's annual report     Att'n: Pictet Funds
contains a discussion of the market conditions and investment     P.O. Box 9804
strategies that significantly affected the Fund's performance     Providence, RI  02940
during its last year.                                             Telephone: (877) 470-0103

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides        o  Visiting:
more detailed information about the Fund and is incorporated      Pictet Funds on the internet at
by reference into this prospectus.                                HTTP://WWW.US.PICTETFUNDS.COM

                                                                  Investors can review the Fund's reports and SAI
                                                                  at the Public Reference Room of the Securities
                                                                  and Exchange Commission. Investors can get
                                                                  text-only copies:

                                                                  o For a fee, by writing to the Public Reference
                                                                    Room of the SEC, Washington, D.C. 20549-0102

                                                                  o Free from the Commission's Internet web site
                                                                    at HTTP://WWW.SEC.GOV

                                                                  Investors can get information about the
                                                                  operation of the Public Reference Room by
                                                                  calling (202) 942-8090.
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
INVESTMENT ADVISER            TRANSFER AGENT               INDEPENDENT ACCOUNTANTS
Pictet International          PFPC Inc.                    PricewaterhouseCoopers LLP
Management Limited            760 Moore Road               Two Commerce Square, Suite 1700
Tower 42, Level 37            King of Prussia, PA  19406   2001 Market Street
25 Old Broad Street                                        Philadelphia, PA  19103
London
EC2N 1HQ
United Kingdom



ADMINISTRATOR                 LEGAL COUNSEL                CUSTODIAN
PFPC Inc.                     Hale and Dorr LLP            Brown Brothers Harriman & Co.
760 Moore Road                60 State Street              40 Water Street
King of Prussia, PA  19406    Boston, MA 02109             Boston, MA  02109
--------------------------------------------------------------------------------------------

Investment Company Act File No. 811-9050

================================================================================


                       PICTET GLOBAL EMERGING MARKETS FUND


================================================================================

                             ----------------------
                                           PICTET
                             LOGO           FUNDS
                             ----------------------





                                   PROSPECTUS
                                 APRIL 30, 2004


                                  RETAIL CLASS


           The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this
                       prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

TABLE OF CONTENTS

                 OVERVIEW
              THE FUND IS
      AUTHORIZED TO OFFER
    TWO CLASSES OF SHARES
    - INSTITUTIONAL CLASS
        AND RETAIL CLASS.
          THIS PROSPECTUS
              OFFERS ONLY
         THE RETAIL CLASS
               OF SHARES.

  PICTET GLOBAL EMERGING MARKETS FUND - RISK/RETURN SUMMARY.........3

       Investment goal..............................................3
       Principal investments and strategies.........................3
       Principal investment risks...................................3
       Total return.................................................4
       Fees and expenses............................................5

  THE FUND'S INVESTMENTS............................................6

  INVESTMENT ADVISER................................................8
       Portfolio management.........................................8

  INVESTMENT AND ACCOUNT POLICIES...................................9
       Calculation of net asset value...............................10
       Purchasing Fund shares.......................................11
       Redeeming Fund shares........................................12
       Performance..................................................14
       Dividends, distributions and taxes...........................14
       Distribution (12b-1) fees....................................14

  FINANCIAL HIGHLIGHTS..............................................15

  FOR MORE INFORMATION..............................................17

 PICTET GLOBAL EMERGING MARKETS FUND

 RISK/RETURN SUMMARY

   INVESTMENT GOAL      Long term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
         PRINCIPAL      The Fund invests primarily in equity               The Fund normally invests in at least 15, but
       INVESTMENTS      securities of companies in emerging market         never fewer than eight, emerging market
               AND      countries.                                         countries.
        STRATEGIES
-------------------------------------------------------------------------------------------------------------------------------
          EMERGING      Equity securities include common and               Emerging market stocks means equity securities:
   MARKET EQUITIES      preferred stocks, investment company
                        shares, convertible debt securities,               o that are traded primarily in an emerging
                        warrants, subscription rights and                    market country;
                        depositary receipts for foreign stocks.
                                                                           o of companies that derive 50% or more of total
                        Emerging market countries are those                  revenue from goods or services produced or sold
                        identified as developing or emerging                 in emerging market countries; or
                        countries by the World Bank, International
                        Finance Corporation or United Nations or           o of companies organized and with a principal
                        countries not listed in the Morgan Stanley           office in an emerging market country.
                        Capital International World Index.
                        Currently, emerging market countries may
                        include those in Latin America, Southeast
                        Asia, Africa, Eastern Europe and the
                        Middle East.
-------------------------------------------------------------------------------------------------------------------------------
   HOW THE ADVISER      In allocating the Fund's assets among              In selecting individual emerging market stocks,
SELECTS THE FUND'S      emerging market countries, the Adviser             the Adviser looks for companies with one or more
       INVESTMENTS      uses a proprietary database to screen for          of the following:
                        countries that meet the following
                        standards:                                         o Current or potential high and stable cash
                                                                             generation.
                        o Suitable safe custody of assets and
                          freedom of capital movement.                     o Strong, liquid balance sheets.

                        o A higher than average number of                  o Asset valuations significantly below
                          undervalued stocks when comparing the              replacement cost, or below the average for its
                          companies against their benchmark                  sector on a global basis. The Adviser will also
                          values.                                            consider the debt of a company.

                        o A favorable domestic liquidity                   o A high free cash flow relative to the stock
                          environment. A reasonably liquid and               price.
                          diverse stock market.
                                                                           o In the case of banks, a low stock price
                        o A good or improving fiscal balance.                relative to the asset base, combined with a high
                                                                             return on equity.
                        o An undervalued or fairly valued exchange
                          rate, combined with sustainable trade
                          and current account balances.
-------------------------------------------------------------------------------------------------------------------------------
         PRINCIPAL    You could lose money on your investment in         Emerging market countries and stocks present the
        INVESTMENT    the Fund or the Fund may not perform as            following special risks:
             RISKS    well as other investments if any of the
                      following occurs:                                  o Greater likelihood of economic, political or
     AN INVESTMENT                                                         social instability.
       IN THE FUND    o Foreign or emerging market stock prices
     IS NOT A BANK      go down generally.                               o More volatile stock markets.
       DEPOSIT AND
    IS NOT INSURED    o Changes in foreign currency rates lower          o The contagious effect of market or economic
     OR GUARANTEED      the value of the Fund's investments.               setbacks in one country on other emerging market
    BY THE FEDERAL                                                         countries.
 DEPOSIT INSURANCE    o An adverse event, such as an unfavorable
    CORPORATION OR      earnings report, lowers the value of a           o Possible governmental restrictions on currency
         ANY OTHER      particular company's stock.                        conversions or trading.
        GOVERNMENT
           AGENCY.    o The Adviser's judgment about country             o Difficulty in accurately valuing emerging
                        allocations or the attractiveness, value           market stocks or selling them at their fair
                        or potential appreciation of a                     value, especially in down markets.
                        particular stock proves to be incorrect.
                                                                         o Availability of less information about
                                                                           emerging market companies because of less
                                                                           rigorous accounting and regulatory standards.

 PICTET GLOBAL EMERGING MARKETS FUND

      TOTAL RETURN      This bar chart indicates the risks of investing in the
                        Fund by showing changes in the performance of the Fund's
                        Institutional Class from year to year for each full calendar year since inception. Because Retail Class shares commenced operations on April 9, 2003 and do not have a full calendar year of performance, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares will have performance similar to that of the Institutional Class shares because the shares are invested in the same portfolio of securities, except that performance for the Retail Class shares will differ to the extent that that class has higher expenses than Institutional Class shares, including higher distribution and service fees. Past performance does not necessarily indicate how the Fund will perform in the future.

  QUARTERLY RETURN

 [bar chart]
 Annual Total Return
 Year Ended  Year Ended  Year Ended   Year Ended    Year Ended    Year Ended   Year Ended   Year Ended

  12/31/96     12/31/97   12/31/98     12/31/99      12/31/00      12/31/01     12/31/02     12/31/03
   8.32%       (11.29)%   (23.22)%      63.73%       (36.98)%      (0.68)%        0.60%      72.72%

                        (INSTITUTIONAL CLASS)
                        HIGHEST: 35.70% in the 2nd quarter 1999
                        LOWEST: (24.97)% in the 2nd quarter 1998

---------------------------------------------------------------------------------------------------------------------------
                        The table below indicates the risks of             (the "MSCI Emerging Markets Index"). The Fund's
                        investing in the Fund by comparing the             past performance (before and after taxes) does
                        Institutional Class shares average annual          not necessarily indicate how the Fund will
                        total returns for the periods shown to             perform in the future.
                        those of the Morgan Stanley Capital
                        International Emerging Markets Index

                       --------------------------------------------------------------------------------------------------------
                                            PICTET GLOBAL EMERGING MARKETS FUND (INSTITUTIONAL CLASS)
                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                         PERIODS ENDED DECEMBER 31, 2003
                                                                                                              LIFE OF FUND
                                                                                                                (BEGAN
                                                                               1 YEAR          5 YEARS          10/4/95)

                           RETURN BEFORE TAXES                                 72.72%           12.21%           2.75%

                           RETURN AFTER TAXES ON DISTRIBUTIONS 1,2             72.57%           12.07%           2.54%

                           RETURN AFTER TAXES ON DISTRIBUTIONS AND
                           SALE OF FUND SHARES 1,2                             47.47%           10.61%           2.23%

                           MSCI EMERGING MARKETS  INDEX 3,4                    56.28%           10.62%           1.64%
                       =====================================================================================================

                       1 After-tax returns are calculated using the historical
                         highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
                       2 Actual after-tax returns depend on your tax situation
                         and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for the Institutional Class. Returns of the Retail Class may be lower as a result of higher expenses.
                       3 The MSCI Emerging Markets Index includes securities
                         of approximately 680 companies domiciled in 26 markets.
                       4 Index performance reflects no deductions for fees,
                         expenses or taxes.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - continued
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                  RETAIL CLASS
                                                                  ------------

SHAREHOLDER FEES (Fees Paid Directly From Your Investment)
                                                                      1.00%
Redemption Fee on shares held less than six months 1
(as a percentage of amount redeemed)


ANNUAL FUND OPERATING EXPENSES
(Expenses That Are Deducted From Fund Assets)
                                                                      1.25%
Management Fee
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             0.25%
-------------------------------------------------------------------------------
Other Expenses                                                        0.98%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses 2                                2.48%
-------------------------------------------------------------------------------
Fee Reduction and/or Expense Reimbursement                            0.53%
-------------------------------------------------------------------------------
Net Expenses                                                          1.95%
-------------------------------------------------------------------------------
1  Please see "Redeeming Fund Shares".
2 The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until September 19, 2005 to the extent necessary to ensure that the total operating expenses do not exceed 1.95% of the Fund's average net assets.

--------------------------------------------------------------------------------

      THIS EXAMPLE IS   The example assumes that:
 INTENDED TO HELP YOU   o   You invest $10,000 in the Fund for the
  COMPARE THE COST OF       time periods indicated.
INVESTING IN THE FUND   o   Your investment has a 5% return each
     WITH THE COST OF       year.                                         Although your actual costs may be higher or
   INVESTING IN OTHER   o   The Fund's operating expenses remain          lower, under these assumptions your costs
        MUTUAL FUNDS.       the same. +                                   would be:
                        o   You redeem your investment at the end
                            of each period.

                                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                             ------       -------      -------     --------
                        RETAIL CLASS                                          $251         $773        $1,321       $2,816
                        -----------------------------------------------------------------------------------------------------

                        + The example is calculated using gross expenses. Using
                          the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $198, $612, $1,052 and $2,275, respectively.

 THE FUND'S INVESTMENTS

        DEPOSITARY      Depositary receipts are securities issued          Receipts, Global Depositary Receipts and Russian
          RECEIPTS      by banks and other financial institutions          Depositary Certificates, Philippine Depositary
                        that represent interests in the stocks of          Receipts and Brazilian Depositary Receipts.
                        foreign companies. They include American
                        Depositary Receipts, European Depositary
----------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE      Convertible securities are fixed-income            of common stock. Convertible securities have
        SECURITIES      securities that may be converted at either         general characteristics similar to both
                        a stated price or stated rate into                 fixed-income and equity securities.
                        underlying shares
----------------------------------------------------------------------------------------------------------------------------------
      WARRANTS AND      Warrants and subscription rights entitle
      SUBSCRIPTION      the holder to acquire the stock of a
            RIGHTS      company at a set price.
----------------------------------------------------------------------------------------------------------------------------------
   DEBT SECURITIES      The Fund may invest up to 20% of its               Securities are investment grade if they:
                        assets in investment grade debt securities
                        of U.S. and foreign corporate and                  o Are rated in one of the top four short-term or
                        governmental issuers. These may include              long-term rating categories of a nationally
                        all types of debt securities of any                  recognized statistical rating organization; or
                        maturity.
                                                                           o Are unrated securities that the Adviser
                        The value of debt securities will go down            believes to be of comparable quality.
                        if interest rates go up, or the issuer of
                        the security has its credit rating                 The Fund's credit standards also apply to
                        downgraded or defaults on its obligation           counterparties to OTC derivative contracts.
                        to pay principal or interest.
----------------------------------------------------------------------------------------------------------------------------------
         DEFENSIVE      The Fund may depart from its principal             market and short-term debt securities. If the
       INVESTMENTS      investment strategies in response to               Fund takes a temporary defensive position, it
                        adverse market conditions by taking                may be unable to achieve its investment goal.
                        temporary defensive positions in all types
                        of money
----------------------------------------------------------------------------------------------------------------------------------
       DERIVATIVES      The Fund may, but is not required to, use          Even a small investment in derivative contracts
       AND HEDGING      derivative contracts for any of the                can have a big impact on the Fund's stock market
        TECHNIQUES      following purposes:                                or currency exposure. Therefore, using
                                                                           derivatives can disproportionately increase
                        o To hedge against the economic impact of          losses and reduce opportunities for gains when
                          adverse changes in the market value of its       stock prices or currency rates are changing.
                          securities, because of changes in stock
                          market prices or currency exchange rates.        The Fund may not fully benefit from or may lose
                                                                           money on derivatives if changes in their value
                        o As a substitute for buying or selling            do not correspond accurately to changes in the
                          securities or currencies.                        value of the Fund's holdings. The other parties
                                                                           to over-the-counter derivative contracts present
                        Derivative contracts include options and           the same types of default risk as issuers of
                        futures on securities, securities indices          fixed income securities. Derivatives can also
                        or currencies; options on these futures;           make the Fund less liquid and harder to value,
                        forward currency contracts; and currency           especially in declining markets.
                        swaps. Derivative contracts are valued on
                        the basis of the value of the underlying
                        securities. A derivative contract will
                        obligate or entitle the Fund to deliver or
                        receive an asset or cash payment based on
                        the change in value of one or more
                        securities, currencies or indices.

----------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS      The Fund may invest in emerging market
                        securities as described in the Fund's
                        Risk-Return Summary.
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER      The Fund may engage in active and frequent         Frequent trading also increases transaction
                        trading. This may lead to the realization          costs, which could detract from the Fund's
                        and distribution to shareholders of higher         performance.
                        capital gains, which would increase their
                        tax liability.
----------------------------------------------------------------------------------------------------------------------------------
        THE FUND'S      The Fund's investment goal is                      the approval of the Fund's shareholders. The
   INVESTMENT GOAL      non-fundamental so that the Board of               Fund might not succeed in achieving its goal.
                        Trustees may change the investment goal of
                        the Fund without obtaining

INVESTMENT ADVISER

        THE FUND'S      The Adviser provides investment advice and         Adviser has contractually agreed to limit the
        INVESTMENT      portfolio management services to the Fund.         total annual operating expenses of the Retail
        ADVISER IS      Under the supervision of the Board of              Class of the Fund to 1.95%. After the fee
            PICTET      Trustees, the Adviser makes the Fund's             waivers, the Adviser received advisory fees of
     INTERNATIONAL      day-to-day investment decisions, arranges          0.72 % of average daily net assets for the
MANAGEMENT LIMITED      for the execution of portfolio                     fiscal year ended December 31, 2003.
                        transactions and makes available the
                        research services of its portfolio                 This limitation does not apply to brokerage
                        managers and security analysts.                    commissions, taxes, interest and litigation,
                                                                           indemnification and other extraordinary
                        The Fund has agreed to pay the Adviser an          expenses. This expense limitation can be revoked
                        advisory fee at the annual rate of 1.25%           after sufficient notice at any time.
                        of the Fund's average daily net assets. In
                        addition, the
----------------------------------------------------------------------------------------------------------------------------------
                        The Adviser was established in 1980 and as         investment adviser and authorized and regulated
                        of December 31, 2003 had approximately $10         by the Financial Services Authority in the
                        billion of assets under management for             United Kingdom. The Adviser is an affiliate of
                        more than 150 accounts. The Adviser                Pictet & Cie, a Swiss private bank that was
                        manages a range of products including a            founded in 1805. As of December 31, 2003, Pictet
                        variety of equity portfolios for U.S. and          & Cie managed approximately $98 billion of
                        international institutional clients. Its           assets under management and administration for
                        address is Tower 42, Level 37, 25 Old              institutional and private clients. Pictet & Cie
                        Broad Street, London, EC2N 1HQ, United             is owned by nine partners.
                        Kingdom. The Adviser is both registered as
                        a U.S.
----------------------------------------------------------------------------------------------------------------------------------
   GLOBAL EMERGING          NAMES OF MANAGERS                                 POSITIONS DURING LAST FIVE YEARS
    MARKETS FUND'S         (Time on Fund Team)
         PORTFOLIO      ----------------------------------------------------------------------------------------------------------
        MANAGEMENT      John Paul Smith                                    Director and Head of Emerging Investments for
              TEAM      (since 2001)                                       the Adviser. Before joining the Adviser in 2001,
                                                                           he spent five years at Morgan Stanley, most
                                                                           recently as head of global emerging markets
                                                                           strategy.
                        ----------------------------------------------------------------------------------------------------------
                        Samir Patel                                        Senior Investment Manager with the Emerging
                        (since inception)                                  Markets Team.
                        ----------------------------------------------------------------------------------------------------------
                        Nidhi Mahurkar                                     Senior Investment Manager with overall
                        (since 2001)                                       responsibility for the specialist Asian equity
                                                                           team. Before joining the Adviser in 2001, she
                                                                           worked for five years at Lazard Asset Management
                                                                           managing Asian equities.
                        ----------------------------------------------------------------------------------------------------------
                        Emil Wolter                                        Senior Investment Manager within the Emerging
                        (since 1997)                                       Markets Team specializing in Asia.

 INVESTMENT AND ACCOUNT POLICIES

    CALCULATION OF      The Fund calculates its net asset value            Price information on listed securities is taken
   NET ASSET VALUE      per share ("NAV") at the close of regular          from the exchange where the security is
                        trading on the New York Stock Exchange             primarily traded. Securities not traded on the
                        ("NYSE") (normally 4:00 p.m. Eastern time)         valuation date for which market quotations are
                        on each day the NYSE is open for business.         readily available are valued at the mean between
                        The NYSE is open every week, Monday                the bid and ask prices, if available; otherwise
                        through Friday, except on certain national         they are valued at the last reported closing
                        holidays and Good Friday. If the New York          price.
                        Stock Exchange closes early, the time for
                        calculating NAV and the deadlines for              When market prices are not available, or when
                        share transactions will be accelerated to          the Adviser believes that they are unreliable or
                        the earlier closing time. The NAVs will            that the value of securities has been materially
                        differ between classes of shares. The NAV          affected by events occurring after a foreign
                        of a class with higher expenses will be            exchange closes, the Fund may price those
                        lower than a class with lower expenses.            securities at fair value. Fair value is
                                                                           determined in accordance with procedures
                        The Fund generally values its portfolio            approved by the Board of Trustees.
                        securities based on market prices or
                        quotations. Securities listed on a foreign         International markets may be open on days when
                        exchange and unlisted foreign securities           U.S. markets are closed. The value of foreign
                        are generally valued at the closing price          securities owned by the Fund could change on
                        or the latest quoted price available               days when investors cannot buy or redeem shares.
                        before the time when assets are valued.
                        Securities listed on a U.S. securities
                        exchange are generally valued at the last
                        quoted price and securities traded on the
                        NASDAQ National Market System are
                        generally valued at the NASDAQ Official
                        Closing Price, in each case as of the
                        close of the exchange's regular trading
                        hours on the day the valuation is made.
                        The Fund's currency translations are done
                        when the London Stock Exchange closes.
---------------------------------------------------------------------------------------------------------------------------------

   PURCHASING FUND      CUSTOMER IDENTIFICATION PROGRAM                                  INVESTMENT MINIMUMS
            SHARES
                        To help the U.S. government fight the funding of   Initial purchase                       $2,500
                        terrorism and money laundering activities,
                        Federal law requires all financial institutions
                        to obtain, verify, and record information that     Additional purchases                   $  500
                        identifies persons opening accounts. To comply
                        with these requirements, the Fund requires your    Certain retirement accounts (e.g. IRAs, Roth
                        name, address, date of birth and                   IRAs, Educational IRAs, Simple IRAs) may
                        government-issued identification number            purchase shares of the Fund with an initial
                        (generally, a Social Security Number). Until       purchase $1,000.  Additional purchases may be
                        such verification is made, the Fund may            made in the amount of $500.
                        temporarily limit additional share purchases.
                        In addition, the Fund may limit additional share   Fund officers have discretion to waive or
                        purchases or close an account if it is unable to   reduce any of the above minimum investment
                        verify a customer's identity. As required by       requirements.
                        law, the Fund may employ various procedures,
                        such as comparing the information to fraud
                        databases or requesting additional information
                        or documentation from you, to ensure that the
                        information supplied by you is correct.
---------------------------------------------------------------------------------------------------------------------------
 PURCHASING SHARES      Investors effecting transactions in Fund shares
 THROUGH FINANCIAL      through a broker or agent may be charged a fee
   INTERMEDIARIES/      by such broker or agent.
     PROFESSIONALS
----------------------------------------------------------------------------------------------------------------------------
   PURCHASE ORDERS      A purchase order will be executed at the           Institutions must send payment for Fund shares
      AND PAYMENTS      Fund's NAV next calculated after the order         in federal funds to the transfer agent by 12:00
                        has been received by either the Fund's             noon Eastern time on the next business day.
                        transfer agent, PFPC Inc., by one or more          Institutions and other investors should contact
                        brokers authorized to accept purchase              the Adviser for information about purchasing
                        orders on the Fund's behalf, or by a               Fund shares through in-kind exchanges of
                        designated intermediary authorized by a            securities.
                        broker to accept orders on the Fund's
                        behalf. The Fund will be deemed to have            The Fund and its distributor reserve the right
                        received the order when an authorized              to suspend the offering of Fund shares or to
                        broker or broker's authorized designee             reject any purchase order.
                        accepts the order.

 PURCHASING SHARES      Call (877) 470-0103 to arrange for a               The Fund and PFPC reserve the right to refuse
      BY TELEPHONE      telephone transaction. If you want to make         any telephone transaction when they are unable
                        future transactions (e.g., purchase                to confirm to their satisfaction that a caller
                        additional shares or redeem shares) by             is the account owner or a person preauthorized
                        telephone, you will need to elect this             by the account owner. PFPC has established
                        option either on the initial application           security procedures to prevent unauthorized
                        or subsequently in writing.                        account access. The telephone transaction
                                                                           privilege may be suspended, limited, modified or
                        The Fund and its transfer agent have               terminated at any time without prior notice by
                        procedures designed to verify that                 the Fund or PFPC. Neither the Fund nor any of
                        telephone instructions are genuine. If             its service contractors will be liable for any
                        they follow these procedures, they will            loss or expense in acting upon telephone
                        not be liable for any losses caused by             instructions that are reasonably believed to be
                        acting on unauthorized telephone                   genuine.
                        instructions.
---------------------------------------------------------------------------------------------------------------------------------
                        Purchasing shares by mail Complete and             Mail your application and/or check to:
                        sign an application. Make your check
                        payable to Pictet Funds. If you are adding         PFPC Inc.
                        to your existing account, include your             Att'n: Pictet Funds
                        account name and number on the check.              P.O. Box 9804
                                                                           Providence, RI 02940
---------------------------------------------------------------------------------------------------------------------------------
 PURCHASING SHARES      If you are opening a new account, call the         Complete and sign an application and mail
           BY WIRE      Fund at (877) 470-0103 to arrange for a            immediately following the initial wire
                        wire transaction. Then wire federal funds          transaction to:
                        to:
                                                                           PFPC Inc.
                        Boston Safe Deposit & Trust                        Att'n: Pictet Funds
                        ABA#: 011001234                                    P.O. Box 9804
                        Credit: (Global Emerging Markets Fund)             Providence, RI 02940
                        Acct#: 143766
                        FBO: (Insert shareholder name and account          If you are adding to your existing account, you
                        number)                                            do not need to call the Fund to arrange for a
                                                                           wire transaction, but be sure to include your
                                                                           name and account number.
---------------------------------------------------------------------------------------------------------------------------------
         AUTOMATIC      Through this option, you can have money            The initial $2,500 minimum investment for the
        INVESTMENT      electronically deducted from your                  Retail Class still applies. However, subsequent
              PLAN      checking, savings or bank money market             investments can be as little as $500 The Fund
                        accounts and invested in the Fund each             may alter or terminate the Automatic Investment
                        month or quarter. Complete the Automatic           Plan at any time.
                        Investment Plan Application, which is
                        available upon request by calling (877)
                        470-0103, and mail it to the address
                        indicated.

    REDEEMING FUND      If you hold shares for less than six               the redemption request in proper form. The Fund
            SHARES      months (other than shares acquired through         will be deemed to have received the order when
                        reinvestment of dividends or other                 an authorized broker or broker-authorized
                        distributions), a short-term redemption            designee accepts the order. Institutions are
                        fee of 1% of the current net asset value           responsible for promptly transmitting redemption
                        of the shares being redeemed will be               orders to the Fund's transfer agent.
                        assessed and retained by the Fund for the
                        benefit of the remaining shareholders.             Redemption proceeds are usually sent by wire on
                        This fee is intended to encourage                  the business day after the effective date of a
                        long-term investment, to reduce                    redemption. Under unusual circumstances, the
                        transaction and other expenses caused by           Fund may suspend redemptions, if allowed by the
                        early redemptions, and facilitate                  Securities and Exchange Commission ("SEC"), or
                        portfolio management.                              postpone payment up to seven days.

                        The fee is currently waived for pension            The Fund may also pay redemption proceeds in
                        funds, endowments and other similar                kind by giving securities to redeeming
                        institutional funds due to certain                 shareholders. Redemptions are taxable
                        economies associated with these accounts.          transactions for shareholders that are subject
                        The redemption fee may be modified or              to tax. If the Fund redeems your shares in kind,
                        discontinued at any time or from time to           you may incur transaction costs and tax
                        time. This fee is not a deferred sales             liability when you dispose of these securities
                        charge, is not a commission paid to the            that were distributed in redemption of your
                        Adviser and does not benefit the Adviser           shares.
                        in any way.
                                                                           If you purchased shares through a financial
                        The "first-in, first-out" method will be           institution, a broker authorized to accept
                        used to determine your holding period.             purchase orders on the Fund's behalf, or by a
                        Under this method, the date of redemption          designated intermediary authorized by a broker
                        will be compared with the earliest                 to accept orders on the Fund's behalf, you
                        purchase date of shares held in your               should contact the Fund for more information.
                        account. If your holding period is less
                        than six months, the redemption fee will           Each institution, broker or intermediary may
                        be assessed on the current net asset value         have its own procedures and requirements for
                        of those shares.                                   selling shares and may charge fees.

                        You may redeem shares of the Fund on any
                        business day at the NAV next calculated
                        after the transfer agent, broker
                        authorized to accept redemption orders on
                        the Fund's behalf, or designated
                        intermediary authorized by a broker to
                        accept orders on the Fund's behalf
                        receives
---------------------------------------------------------------------------------------------------------------------------------
  REDEEMING SHARES      If you have chosen the telephone                   (877) 470-0103 to redeem up to $100,000 worth of
      BY TELEPHONE      redemption privilege on the initial                shares.
                        application or later elected the privilege
                        in writing, you may call

  REDEEMING SHARES      Shareholders may sell shares by making a           Signature guarantees are designed to verify that
           BY MAIL      written request to:                                major transactions or changes to your account
                                                                           are in fact authorized by you. You can obtain a
                        PFPC Inc.                                          medallion signature guarantee from a domestic
                        Att'n: Pictet Funds                                bank or trust company, broker, dealer, clearing
                        P.O. Box 9804                                      agency, savings association, or other financial
                        Providence, RI 02940                               institution which is participating in a
                                                                           medallion program recognized by the Securities
                        Include signatures of all persons required         Transfer Association. The three recognized
                        to sign for transactions, exactly as their         medallion programs are Securities Transfer
                        names appear on the account application.           Agents Medallion Program (STAMP), Stock
                                                                           Exchanges Medallion Program (SEMP) and New York
                        To protect your account from fraud, the            Stock Exchange, Inc. Medallion Program (NYSE
                        Fund may require a medallion signature             MSP). Signature guarantees from financial
                        guarantee for certain redemptions. We              institutions which are not participating in one
                        require a medallion signature guarantee            of these programs will not be accepted. A notary
                        if:                                                public stamp or seal cannot be substituted for a
                                                                           signature guarantee.
                        o your address of record has changed
                          within the past 30 days or

                        o you are selling more than $100,000 worth
                          of shares

----------------------------------------------------------------------------------------------------------------------------
  REDEEMING SHARES      If you have chosen the wire redemption             Wire redemption requests must be received by the
           BY WIRE      privilege on the initial application or            transfer agent by 4:00 p.m. Eastern time for
                        later elected the privilege in writing,            money to be wired the next business day.
                        you may have the Fund wire your proceeds
                        to a predesignated bank account.
----------------------------------------------------------------------------------------------------------------------------
REDEEMING RECENTLY      If you wish to redeem shares that were             purchase check to clear. If you are considering
  PURCHASED SHARES      recently purchased by check, the Fund may          redeeming shares soon after purchase, you should
                        delay mailing of your redemption check for         purchase by bank wire or certified check to
                        up to 15 business days after your                  avoid delay.
                        redemption request to allow the
----------------------------------------------------------------------------------------------------------------------------
        SYSTEMATIC      If you have a minimum of $100,000 in your          Plan, you must elect to have dividends and
   WITHDRAWAL PLAN      account, you may direct the transfer agent         distributions automatically reinvested in
                        to make payments to you (or anyone you             additional Fund shares. Systematic sales of Fund
                        designate) monthly, quarterly or                   shares are taxable transactions.
                        semi-annually.
                                                                           The Fund may terminate any Systematic Withdrawal
                        The amount of withdrawal payments must be          Plan if the value of the account falls below
                        at least $500 per payment. Fund shares are         $10,000 due to share redemptions.
                        redeemed in order to make withdrawal
                        payments. Under the Systematic Withdrawal
----------------------------------------------------------------------------------------------------------------------------
           CLOSING      The Fund may close your account if, for            After the Fund notifies you of its intention to
       SUB-MINIMUM      reasons other than investment losses, the          close the account, you will have 30 days to
          ACCOUNTS      value of the Retail Class shares in the            bring the account back to the minimum level.
                        account falls below $2,500.

       PERFORMANCE      The performance of the Fund may be                 of the Fund may also be compared in publications
                        compared in publications to the                    to averages, performance rankings, or other
                        performance of various indices and                 information prepared by recognized mutual fund
                        investments for which reliable performance         statistical services.
                        data is available. The performance
----------------------------------------------------------------------------------------------------------------------------
        DIVIDENDS,      Redemptions of Fund shares are taxable             The Fund declares and pays dividends and
 DISTRIBUTIONS AND      events on which you may recognize a gain           distributions according to the following
             TAXES      or loss. Dividends and distributions are           schedule. Dividends may differ between classes,
                        also taxable, as described in the chart            with a class with higher expenses having a lower
                        below, whether they are received in                dividend.
                        additional shares or cash.

 DIVIDENDS        TYPE OF                                     DECLARED                       FEDERAL
 ARE PAID IN      DISTRIBUTION                                AND PAID                       TAX STATUS
 ADDITIONAL
 SHARES OF        Dividends from net investment income        Annually          Taxable as either ordinary income or "qualified
 THE FUND.                                                                      dividend income"1

                  Distributions of short-term capital gain    Annually          Taxable as ordinary income

                  Distributions of long-term capital gain     Annually          Taxable as capital gain

                  1 If the Fund designates a dividend as "qualified dividend income" and certain other conditions are met by the
                    Fund and the shareholder, including holding-period requirements, such dividends are taxable to individual shareholder at a maximum 15% U.S. federal income tax rate.

                        You should generally avoid investing in            Income that the Fund receives from sources
                        the Fund shortly before an expected                within foreign countries may be subject to
                        dividend or distribution. Otherwise, you           withholding or other taxes imposed by such
                        may pay taxes on dividends or                      countries. You should consult a tax adviser
                        distributions that are economically                about particular federal, state, local, foreign,
                        equivalent to a partial return of your             and other taxes that may apply to you.
                        investment.
                                                                           Every January, the Fund will send shareholders
                                                                           information about its dividends and
                                                                           distributions during the previous calendar year.
                                                                           Most of the Fund's distributions are expected to
                                                                           be capital gain. If you do not provide the Fund
                                                                           with a correct taxpayer identification number
                                                                           and required certifications, you may be subject
                                                                           to federal backup withholding tax.
----------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTION      The Retail Class shares of the Fund have           connection with the distribution and marketing
      (12b-1) FEES      adopted a rule 12b-1 Distribution Plan             of shares of the Fund. Because these fees are
                        (the "Plan"). The Plan allows the Fund to          paid out of the Fund's assets on an ongoing
                        pay up to 0.25% per annum of the average           basis, these fees will increase the cost of your
                        daily net assets of the Retail Class               investment and over time may cost you more than
                        shares of the Fund for costs and expenses          paying other types of sales charges.
                        incurred by the Distributor in
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table provides financial highlights of Retail Class shares of the Fund for the period presented and should be read in conjunction with the financial statements and related notes that appear in the Fund's annual report dated December 31, 2003, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers, LLP, independent accountants. Additional information concerning the performance of the Fund is included in the annual report which may be obtained without charge by contacting the Fund at the address or phone number on the back cover of this prospectus.

                                       ----------------------------------------
                                                    RETAIL CLASS
                                       ----------------------------------------
                                                       PERIOD
                                                       ENDED
                                                     12/31/03*
-------------------------------------------------------------------------------
Net asset value, beginning of year                     $6.98
-------------------------------------------------------------------------------
Income from investment operations:
    Net investment income/(loss)                       (0.00)#
    Net realized and unrealized
    gain/(loss)
      on investment                                     4.94
-------------------------------------------------------------------------------
Total from investment operations                        4.94
-------------------------------------------------------------------------------
Distributions to shareholders:
Distributions from net investment
income                                                 (0.06)
-------------------------------------------------------------------------------
Total distributions                                    (0.06)
-------------------------------------------------------------------------------
Redemption fees added to paid-in
capital                                                 0.00#
NET ASSET VALUE, END OF PERIOD                        $11.86
-------------------------------------------------------------------------------
Total return++                                        70.83%
-------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
    Net assets, end of year (in 000's)                  $227
    Ratio of operating expenses to
       average net assets                              1.95%+
    Ratio of net investment income to
       average net assets
                                                       0.66%+
    Ratio of operating expenses to
       average net assets without
       waivers
                                                       2.48%+
    Ratio of net investment
       income/(loss) to average net
       assets without waivers
                                                       0.13%+
    Portfolio turnover rate                              44%

* Pictet Global Emerging Markets Fund - Retail Class commenced operations on April 9, 2003.
+  Annualized.
++ Total return represents aggregate total return for the period.
#  Amount represents less than $0.01 per share.

                    The following notice does not constitute
                      part of and is not incorporated into
                                 the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT

         Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from your account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing your account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

         We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

         To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard your personal information.

-------------------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION
=========================================================================================================================
For investors who want more information about Pictet Global       Investors can get free copies of reports and SAIs,
Emerging Markets Fund the following documents are available       request other information and discuss their questions
free upon request.                                                about the Fund by:

ANNUAL/SEMIANNUAL REPORTS  Additional information about the       o  Contacting:
Fund's investments is available in the Fund's annual and          PFPC Inc.
semiannual reports to shareholders.  The Fund's annual report     Att'n: Pictet Funds
contains a discussion of the market conditions and investment     P.O. Box 9804
strategies that significantly affected the Fund's performance     Providence, RI  02940
during its last year.                                             Telephone: (877) 470-0103

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides        o  Visiting:
more detailed information about the Fund and is incorporated      Pictet Funds on the internet at
by reference into this prospectus.                                HTTP://WWW.US.PICTETFUNDS.COM

                                                                  Investors can review the Fund's reports and SAI
                                                                  at the Public Reference Room of the Securities
                                                                  and Exchange Commission. Investors can get
                                                                  text-only copies:

                                                                  o For a fee, by writing to the Public Reference
                                                                    Room of the SEC, Washington, D.C. 20549-0102

                                                                  o Free from the Commission's Internet web site
                                                                    at HTTP://WWW.SEC.GOV

                                                                  Investors can get information about the
                                                                  operation of the Public Reference Room by
                                                                  calling (202) 942-8090.
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
INVESTMENT ADVISER            TRANSFER AGENT               INDEPENDENT ACCOUNTANTS
Pictet International          PFPC Inc.                    PricewaterhouseCoopers LLP
Management Limited            760 Moore Road               Two Commerce Square, Suite 1700
Tower 42, Level 37            King of Prussia, PA  19406   2001 Market Street
25 Old Broad Street                                        Philadelphia, PA  19103
London
EC2N 1HQ
United Kingdom



ADMINISTRATOR                 LEGAL COUNSEL                CUSTODIAN
PFPC Inc.                     Hale and Dorr LLP            Brown Brothers Harriman & Co.
760 Moore Road                60 State Street              40 Water Street
King of Prussia, PA  19406    Boston, MA 02109             Boston, MA  02109
--------------------------------------------------------------------------------------------

Investment Company Act File No. 811-9050

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 2004


                                  PICTET FUNDS



                       PICTET GLOBAL EMERGING MARKETS FUND


             This Statement of Additional Information dated April 30, 2004 is not a prospectus but should be read in conjunction with Pictet Funds' (the "Trust") Institutional Class and Retail Class Prospectuses for Pictet Global
Emerging Markets Fund (the "Fund"), each dated April 30, 2004 (each a "Prospectus"). The financial statements for the Fund for the fiscal year ended December 31, 2003 are together, incorporated herein by reference to the Annual Report to Shareholders for the Fund dated December 31, 2003. A copy of the Fund's Annual Report or Prospectus may be obtained without charge by calling the Trust at (877) 470-0103.


             Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.


                           TABLE OF CONTENTS                      PAGE


         Investment Objectives and Policies.................        2
         Purchase of Shares.................................       13
         Redemption of Shares...............................       14
         Portfolio Turnover.................................       14
         Investment Limitations.............................       15
         Management of the Trust............................       17
         Code of Ethics.....................................       22
         Proxy Voting Policies and Procedures...............       22
         Investment Advisory and Other Services.............       24
         Portfolio Transactions.............................       27
         Information Concerning Taxes.......................       28
         General Information................................       35
         Financial Statements...............................       36
         Appendix - Description of Ratings..................      A-1

                       INVESTMENT OBJECTIVES AND POLICIES

             The following policies supplement the investment objectives and policies set forth in the Prospectus:

             EQUITY SECURITIES. The Fund invests primarily in equity securities.
Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of the Fund's equity investments will change in response to stock market movements.

             EMERGING  MARKET   COUNTRIES:   include  those  in  Latin  America,
Southeast Asia, Africa, Eastern Europe and the Middle East.

             DEPOSITARY  RECEIPTS.  The Fund may  purchase  American  Depositary
Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Philippine Depositary Receipts, Brazilian Depositary Receipts and Global Depositary Shares ("GDSs") (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

             Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

             CONVERTIBLE SECURITIES. The Fund may purchase convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

             As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

             Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


             DEBT SECURITIES. The Fund may invest in debt securities subject to the limits set forth in the Prospectus. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

             PRIVATIZATIONS. The Fund may invest in privatizations. The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

             WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. The Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when issued or forward commitment basis may decline between the purchase date and the settlement date.

             WARRANTS. The Fund may purchase warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

             PREFERRED STOCK. The Fund may purchase preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

             FOREIGN INVESTMENTS. The Fund may purchase international investments. These international investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Fund's investment adviser, Pictet International Management Limited (the "Adviser") and the Fund's Custodian, Brown Brothers Harriman & Co. (the "Custodian") and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to the Fund has failed to fulfill its duties to the Fund, it is entirely possible that the Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that the Fund would not be reimbursed for its loss.

             Investing in foreign  companies  involves certain special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign
portfolio  transactions;   the  possibility  of  expropriation  or  confiscatory
taxation;  adverse  changes  in  investment  or  exchange  control  regulations;
political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, because the stocks of foreign companies frequently are denominated in foreign currencies, and because the Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit the Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

             In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in foreign countries. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

             Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by the Fund.

             Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Developing countries also may impose restrictions on the Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

             In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by the Fund.

             Foreign investment risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities, or, if the Fund had entered into a contract to sell a security, in possible liability to the purchaser.

             Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Some countries also may have managed currencies that are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

             Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

             In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

             Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on the Fund's non-dollar denominated securities.

             Securities  traded in certain  emerging  securities  markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that the Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

             OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) the Fund and any company or companies controlled by the Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) the Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

             ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

             A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

             Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

             The  Board  of  Trustees  has  delegated  the  function  of  making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Adviser, under the Board's supervision, after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

             HEDGING AND RISK MANAGEMENT PRACTICES. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

             The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

             FORWARD CONTRACTS. The Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

             The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

             In connection with the Fund's forward contract purchases, the Fund will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading
Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of the Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts.

             While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position that is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

             Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

             FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures
contracts  may  be  based  on  various  securities  (such  as  U.S.   Government
securities), securities indices, foreign currencies and other financial instruments and indices.

             The Fund will rely on the exclusion from the definition of the term "commodity pool operator" provided by CFTC Rule 4.5. The Fund may use futures contracts and related options for hedging and non-hedging purposes to the extent consistent with such exemption.
             The Fund may attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

             Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

             By using futures contracts to hedge its positions, the Fund would seek to establish with more certainty then would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund could seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, could attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund could sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities that are denominated in such currency. The Fund could purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire. Loss from investing in futures transactions by the Fund is potentially unlimited.

             As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser may attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

             The acquisition of put and call options on futures contracts would give the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract would give the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

             The Fund may terminate its position in an option contract by selling an offsetting option of the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

             The Fund would engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

             CURRENCY TRANSACTIONS. When the Fund needs to convert assets denominated in one currency to a different currency, they normally conduct foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, the Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

             The Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that the Fund has contracted to purchase or sell. In addition, the Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by the Fund will be covered by maintaining cash or liquid assets in a segregated account.

             The Fund's success in using currency contracts will usually depend on the ability of the Fund's Adviser to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, the Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.

             OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Fund may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

             The Fund normally could purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

             The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund would generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.


             Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


             The Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option would involve the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund would give up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security would be limited while the option was in effect unless the Fund effected a closing purchase transaction.

             The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund would receive a premium for writing a put option but would be obligated for as long as the option was outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund would segregate liquid assets with at least the value of the exercise price of the put options. The Fund would not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

             There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

             CORRELATION RISK. While transactions in forward contracts, options, futures contracts and options on futures (I.E., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position that is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

             Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         TEMPORARY INVESTMENTS. For temporary defensive purposes when market conditions warrant, the Fund may depart from its stated goals and policies and invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (4) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

             The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. The Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether the Fund should enter into a repurchase agreement, and the Fund will enter into repurchase agreements only with banks and dealers that are determined to present minimal credit risk by the Adviser.

             In effect, by entering into a repurchase agreement, the Fund is lending its fund to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

             The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Default by the seller also would expose the Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.

             Repurchase agreements that do not provide for payment to the Fund within seven days after notice without taking a reduced price are considered illiquid securities.

             REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

             The Adviser will consider the creditworthiness of the other party in determining whether the Fund will enter into a reverse repurchase agreement. Under normal circumstances, the Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

             The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to the Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that the Fund may not be able to establish its right to receive the underlying securities.

                               PURCHASE OF SHARES

             The purchase price of shares of the Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Fund and its' distributor reserve the right in their sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

             At the Fund's discretion, shares of the Fund also may be purchased by exchanging securities acceptable to the Fund. The Fund need not accept any security offered for exchange unless it is consistent with its investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with the Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.

                              REDEMPTION OF SHARES


             The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

             If a shareholder redeems shares of the Fund that have been held less than six months the Fund will deduct from the proceeds a redemption charge of 1% of the amount of the redemption. This amount is retained by the Fund to offset its costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by the Fund.

             The Fund has filed a notification of election on Form N-18f-1 committing itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such 90-day period.

             The Fund has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of the Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Fund generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

                               PORTFOLIO TURNOVER

             The portfolio turnover rate of the Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. For the years ended December 31, 2003 and December 31, 2002, the portfolio turnover rates were 44% and 47%, respectively.

                             INVESTMENT LIMITATIONS

             The Fund is subject to the restrictions listed below which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         The Fund will not:

          (1) enter into commodities or commodity contracts, other than forward contracts;

          (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

          (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements,

          (4) purchase on margin or sell short except as specified above in investment limitation (1);

          (5) with respect to 75% of total assets, invest more than 5% of total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

          (6) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

          (7) borrow money, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that the Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

          (8) underwrite the securities of other issuers, except to the extent that the purchase and subsequent disposition of securities may be deemed underwriting;

          (9) invest for the purpose of exercising control over management of any company; and

          (10) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

         In addition, as non-fundamental policies, the Fund will not (a) invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements that have maturities of more than seven days.

             If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by the Fund that exceed the limitation set forth in investment limitation 7 above, must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                             MANAGEMENT OF THE TRUST


BOARD MEMBERS AND OFFICERS. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day-to-day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.

--------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                            PORTFOLIOS
                                       TERM OF                                IN FUND
NAME, (DOB), ADDRESS AND              OFFICE AND          PRINCIPAL           COMPLEX       OTHER TRUSTEESHIPS/
POSITION(S) WITH TRUST                LENGTH OF         OCCUPATION(S)        OVERSEEN          DIRECTORSHIPS
                                    TIME SERVED 1    DURING PAST 5 YEARS    BY TRUSTEE         HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Bruce W. Schnitzer  (05-05-44)        Since 1995   Chairman of the Board         1                  None
Wand Partners, Inc.                                of Wand Partners, Inc.
630 Fifth Avenue, Suite 2435                       (private equity firm)
New York, NY  10111                                since 1988.
Trustee
--------------------------------------------------------------------------------------------------------------------
Edward L. Hoyt (02-17-36)             Since 2000   Chairman/President,           1                  None
1115 Fifth Avenue                                  The Museum of the
New York, NY  10128                                Hudson Highlands
Trustee                                            (non-profit museum)
                                                   since 1996; and Chairman of
                                                   Econergy International
                                                   Corporation (private
                                                   consulting company
                                                   specializing in renewable
                                                   energy projects) from
                                                   1997-1999.
--------------------------------------------------------------------------------------------------------------------
David J. Callard (07-14-38)           Since 1995   President, Wand               1                  None
Wand Partners, Inc.                                Partners, Inc.
630 Fifth Avenue, Suite 2435                       (private equity firm)
New York, NY  10111                                since 1991.
Trustee
--------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES 2
--------------------------------------------------------------------------------------------------------------------
Jean G. Pilloud (04-21-44)            Since 1995   CEO of Pictet Funds           1                  None
Pictet & Cie                                       (private company
29, Boulevard Georges-Favon                        specializing in fund
1204 Geneva                                        distribution) since
Switzerland                                        2001; Senior Manager
Trustee,  Chairman, President and                  of Pictet & Cie
CEO                                                (private bank),
                                                   1960-2000.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Remy Best (09-28-67)                  Since 2003   Partner of Pictet &           1                  None
Pictet & Cie                                       Cie (private bank)
29, Boulevard Georges-Favon                        since 2003; Director
1204 Geneva                                        of Pictet Funds SA,
Switzerland                                        Geneva, July 2002 -
Trustee                                            December 2002;
                                                   Managing Director of
                                                   Pictet & Cie (Europe) SA,
                                                   Luxembourg, 1998-2002; Head
                                                   of  Strategic & Operational
                                                   Projects, Pictet & Cie,
                                                   Geneva, 1997-1998.
--------------------------------------------------------------------------------------------------------------------
                                          OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Paul Martin  (06-19-61)               Since 2002   Director (since 2001)        N/A                 N/A
Pictet International Management                    and Chief Compliance
Limited                                            Officer (since 1993),
25 Old Broad Street                                Pictet International
London                                             Management Limited
EC2N 1HQ                                           (asset management
United Kingdom                                     company).
Treasurer; Principal Financial and
Accounting Officer
--------------------------------------------------------------------------------------------------------------------
Lisa King (01-27-68)                  Since 2002   Vice President and           N/A                 N/A
PFPC Inc.                                          Counsel, PFPC Inc. (a
400 Bellevue Parkway                               financial services
Wilmington, DE  19809                              company) since 2000.
Secretary                                          Associate, Stradley,
                                                   Ronon, Stevens &
                                                   Young, LLC, 1996-2000.
--------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer serves for an indefinite term, until his/her successor is elected.
2 Messrs. Pilloud and Best are interested by virtue of their association with certain affiliates of the Adviser.

BOARD OF TRUSTEES. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. Currently, the Board is comprised of five individuals, two of whom are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are referred to as "Disinterested" or "Independent" Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met six times during the fiscal year ended December 31, 2003. Currently, the Board has an Audit Committee and a Pricing Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised only of the Independent Trustees. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds' independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended December 31, 2003, there were three meetings of the Audit Committee.

PRICING COMMITTEE. The Board has a Pricing Committee, comprised of Messrs. Best, Callard and Hoyt, which reviews and monitors the pricing policies adopted by the Board. The Pricing Committee is responsible for determining the fair value of the Fund's securities as needed in accordance with the pricing policies and performs such other tasks as the Board deems necessary. The Pricing Committee meets quarterly to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the Board meeting following the Pricing Committee's meeting. During the fiscal year ended December 31, 2003, there were four meetings of the Pricing Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee of the Trust as of December 31, 2003.

-------------------------------------------------------------------------------
                                                  Aggregate Dollar Range of
                                                  Equity Securities in All
                                                    Registered Investment
                                                     Companies Overseen
                         Dollar Range of Equity    by Trustee in Family of
     Name of Trustee     Securities in the Fund     Investment Companies
-------------------------------------------------------------------------------
David J. Callard             over $100,000             over $100,000
-------------------------------------------------------------------------------
Bruce W. Schnitzer                 $0                        $0
-------------------------------------------------------------------------------
Edward L. Hoyt                     $0                        $0
-------------------------------------------------------------------------------
Jean G. Pilloud                    $0                        $0
-------------------------------------------------------------------------------
Remy Best                          $0                        $0
-------------------------------------------------------------------------------

             With respect to the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Disinterested Trustees"), as of December 31, 2003, neither they nor any member of their immediate family owned, beneficially or of record, any securities in the Adviser or PFPC Distributors, Inc. (the "Distributor"), or any securities in an entity (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor of the Trust.


REMUNERATION OF BOARD MEMBERS. The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board or Committee meeting attended and out-of-pocket expenses incurred in attending such meetings. The following table sets forth the compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2003. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.

--------------------------------------------------------------------------------
 NAME OF PERSON               AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM
 AND POSITION                      FROM TRUST             TRUST AND FUND COMPLEX
--------------------------------------------------------------------------------
David J. Callard
Trustee, Member of Audit and
Pricing Committees                 $11,000                       $11,000
--------------------------------------------------------------------------------
Bruce W. Schnitzer
Trustee, Member of Audit
Committee                           $9,000                        $9,000
--------------------------------------------------------------------------------
Edward L. Hoyt
Trustee, Member of Audit and
Pricing Committees                 $11,000                       $11,000
--------------------------------------------------------------------------------

Jean G. Pilloud
Trustee, Chairman, President
and CEO                                 $0                            $0
--------------------------------------------------------------------------------
Jean-Francois Demole*
Trustee, Member of Pricing
Committee                               $0                            $0
--------------------------------------------------------------------------------
Remy Best
Trustee, Member of Pricing
Committee                               $0                            $0
--------------------------------------------------------------------------------

* Mr. Demole resigned as Trustee effective March 28, 2003.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

GLOBAL EMERGING MARKETS FUND:

         As of April 28, 2004, the following entities owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                  SHARES HELD        % OF SHARES
                                                  -----------        -----------
 Fox & Co.                                         635,066.080          33.71%
 c/o Reconciliations and Analysis Dept.
 525 Washington Blvd.
 Jersey City, NJ  07310

 James C. Wyant                                    250,498.094          13.30%
 1881 N. King Street
 Tuscon, AZ  85749

 Ellard & Co.                                      187,400.346           9.95%
 C/O Fiduciary Trust Co. Intl.
 P.O. Box 3199
 Church Street Station
 New York, NY  10008

 National Investor Services                        157,694.762           8.37%
 55 Water Street, 32nd
 New York, NY  10041

 Charles Schwab & Co. Inc.                         144,254.152           7.70%
 101 Montgomery Street
 San Francisco, CA  94104

 Blush & Co.                                       130,195.951           6.91%
 525 Washington Blvd.
 Jersey City, NJ  07310

 SEMA & Co.                                        110,938,738           5.89%
 12 E. 49th Street
 New York, NY  10017


         As of April 28, 2004, the following entities owned 5% or more of the outstanding shares of the Retail Class of the Fund:

                                                  SHARES HELD        % OF SHARES
                                                  -----------        -----------

 Victor Rud                                         10,207.190          39.91%
 696 Terhune Road
 Ridgewood, NJ  07450

 State Street Bank                               2,304,626.971          23.50%
 FBO Hector R. Alonso
 310 N.W. 99th Way
 Pembroke, FL  33024-6125

 Degussa Corporation                                 3,230.956          12.63%
 FBO Victor Rud
 696 Tehrune Road
 Ridgewood, NJ  07450

 PFPC Trust Company                                  1,836.428           7.18%
 FBO Arundhati K. Patel
 4 Bentley Road
 Cedar Grove, NJ  07009

 Hitesh R. Bhagat                                    1,572.327           6.15%
 Anupama H. Bhagat
 29 Three Ponds Road
 Wayland, MA  01778

         As of April 28, 2004, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

                                 CODE OF ETHICS

             The Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Trust personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits. The Code requires prior approval with respect to purchases of securities in private placements and personal investment in initial public offerings.

             The Adviser, Pictet International Management Limited, has also adopted a Code of Ethics which has been approved by the Trust's Board of Trustees. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code requires prior approval for purchases of securities in private placements and personal investment in initial public offerings.

                      PROXY VOTING POLICIES AND PROCEDURES

             The Board of Trustees of the Trust has delegated to the Adviser the authority to vote proxies of companies held in the Fund's portfolio. The Adviser intends to apply its pre-determined proxy voting guidelines when voting proxies on behalf of the Fund.

             The Adviser recognizes that an investment adviser is a fiduciary that owes its clients, including the Funds, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of the Fund must do so in a manner consistent with the best interests of the Fund and its shareholders.

             The Adviser seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the Adviser may engage a third party as an independent fiduciary, as necessary, to vote all proxies of the Fund, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

             All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the Adviser's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines.

             Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between the Adviser and the Fund are referred to the Board of Trustees. Specifically, the Adviser will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict so that the Board would be able to make an informed decision regarding the vote. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser will refrain from voting the securities held by the Fund.

             With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the Adviser seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

             When evaluating proposals, the Adviser recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the Adviser generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The Adviser believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the Adviser generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the Adviser generally votes in accordance with management on issues that the Adviser believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

             Although  each proxy  issue will be  considered  individually,  the
Adviser generally takes the following positions pursuant to the Voting Guidelines. The Adviser generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. The Adviser generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of directors recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting directors' liability; (6) employee stock purchase plans; and (7) establishing pension plans. The Adviser will consider the following issues on a case-by-case basis: stock compensation to directors; elimination of directors' mandatory retirement policy; option and stock grants to management and directors; and permitting indemnification of directors and/or officers.

Information regarding how the Adviser voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 will be available (i) without charge, upon request, by calling (877) 470-0103, (ii) or on the SEC's website at www.sec.gov.


                     INVESTMENT ADVISORY AND OTHER SERVICES

             The Trust, on behalf of the Fund, has entered into an investment advisory agreement (the "Agreement") with the Adviser. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Fund, the Adviser manages the investment and reinvestment of the assets of the Fund. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Fund, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Fund.

         The Adviser, located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom, is a wholly owned subsidiary of Pictet (Canada) L.P. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and nine limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.

         The Agreement was most recently reapproved by the Board of Trustees, and also by a majority of the Disinterested Trustees, on behalf of the Fund, at a meeting called for that purpose on October 3, 2003. In reapproving the Agreement, the Disinterested Trustees determined that the terms of the Agreement are fair and reasonable with respect to the Fund and approved the Agreement on behalf of the Fund as being in the best interests of the Fund.

         In  making  such   determinations,   the  Disinterested   Trustees  had
substantial deliberations and relied upon the assistance of counsel to the Fund.

             In evaluating the investment advisory agreement, the Disinterested Trustees reviewed and considered the materials furnished by the Adviser, including information regarding the Adviser, its affiliates and personnel, operations and financial condition. The Disinterested Trustees discussed with representatives of the Adviser (including the Fund's portfolio manager) the operations of the Fund and the capabilities of the Adviser to provide advisory and other services to the Fund. Among other information, the Disinterested Trustees reviewed and considered information with respect to the Fund regarding:

o    the investment performance of the Fund;

o the fee charged by the Adviser for investment advisory services, as well as any other compensation received by the Adviser and its affiliates;

o    the projected total operating expenses of the Fund;

o    the investment performance, fees and total expenses of investment companies
     with  similar   objectives  and  strategies  managed  by  other  investment advisers;

o the experience of the investment advisory and other personnel providing services to the Fund and the historical quality of the services provided by the Adviser; and

o the Adviser's profitability with respect to its relationship to the Fund and the methodology in allocating expenses to the management of the Fund, and compared such profitability with available industry profitability data.

         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets for the Institutional Class and 1.95% for the Retail Class. For the fiscal years ended December 31, 2003, 2002 and 2001, the Fund incurred $1,039,806, $904,107, and $1,061,333, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                      Year           Year            Year
                                     Ended           Ended          Ended
                                    December       December        December
                                    31, 2003       31, 2002        31, 2001
                                    --------       --------        --------

           Fees waived              $439,533       $441,396        $439,694

           Expenses reimbursed         $0             $0              $0

ADMINISTRATIVE AND TRANSFER AGENT SERVICES

         PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Fund's investments. PFPC is a majority-owned subsidiary of PNC Financial Services Group and is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

         Pursuant to an administration agreement, for the fiscal years ended December 31, 2003, 2002, and 2001, the Fund paid the following fees to PFPC for administration services rendered:

--------------------------------------------------------------------------------
                            YEAR ENDED         YEAR ENDED         YEAR ENDED
          FUND           DECEMBER 31, 2003  DECEMBER 31, 2002  DECEMBER 31, 2001
--------------------------------------------------------------------------------
Global Emerging Markets      $195,999           $278,784           $256,060
--------------------------------------------------------------------------------

         DISTRIBUTOR. PFPC Distributors, Inc. ("PFPC Distributors" or the "Distributor") is the principal underwriter and distributor of shares of the Fund pursuant to a distribution agreement with the Trust. PFPC Distributors, a broker-dealer affiliated with PFPC, is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

         DISTRIBUTION PLAN

         The Trustees of the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Retail Class shares of the Fund. The Trustees concluded that there is a reasonable likelihood that the Plan will benefit the Retail Class shares of the Fund and its shareholders. The Trust will pay to the Distributor, as principal distributor of the shares, a distribution and service fee at the rate of 0.25% per year of the average daily net assets of the Retail Class of the Fund. The fee shall be calculated and accrued daily and paid monthly or at such other intervals as the Board of Trustees shall determine. Each such payment is subject to periodic Board approval and is based on the average daily value of the net assets of the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use amounts received under the Plan to furnish, or cause or encourage others to furnish, services and incentives in connection with the promotion, offering and sale of the Fund's Retail Class shares, and where suitable and appropriate, the retention of the Fund's Retail Class shares by the Fund's shareholders, and in connection therewith may be spent by the Distributor, in its discretion, on, among other things, compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of the Distributor or of other broker-dealers who engage in or support the distribution of the Fund's Retail Class shares; printing of prospectuses and reports for other than existing shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees for their approval on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without approval by such Fund's Retail Class shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Disinterested Trustees. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of shares of the Fund.

         The Plan provides that the Distributor will be compensated on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended December 31, 2003, distribution expenses for Global Emerging Markets Fund were as follows:

EXPENSE ITEM
------------
Printing                                            $0
Underwriter Compensation                            $0
Compensation to Broker Dealers                    $162.85
Marketing and Advertising                           $0
Other                                               $0
===================================================================
TOTAL 12B-1 EXPENSES                              $162.85

         CUSTODIAN. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania, serves as independent accountants for the Trust and audits the Fund's financial statements annually and reviews the Fund's federal tax returns.

         COUNSEL. Hale and Dorr LLP, located at 60 State Street, Boston, Massachusetts, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

         The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients.

         Transactions   in   non-U.S.   equity   securities   are   executed  by
broker-dealers in non-U.S. countries and in which commission rates may not be negotiable.

         Any research received from broker-dealers as a result of transactions for the Fund may benefit such Fund and/or the accounts of funds managed by the Adviser. The receipt of such research has not reduced the Adviser's normal independent research activities; however, it enables the Adviser to avoid additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff. In circumstances where two or more broker-dealers offer comparable prices and executions services, preference may be given to a broker-dealer that has sold shares of the Fund or other funds managed by the Adviser.

         Brokerage commissions paid by the Fund for the fiscal years ended December 31, 2003, 2002, and 2001 are listed in the table below.

--------------------------------------------------------------------------------
          FUND            YEAR ENDED          YEAR ENDED          YEAR ENDED
                       DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31, 2001
--------------------------------------------------------------------------------
Global Emerging Markets    $240,391            $217,700            $475,530
--------------------------------------------------------------------------------

         Some securities considered for investment by the Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                          INFORMATION CONCERNING TAXES

         GENERAL. The following summarizes certain U.S. federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The discussions of tax consequences in the Prospectuses and this Statement of Additional Information ("SAI") are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         The Fund is treated as a separate taxable entity under the Code and has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Qualification for the special tax treatment afforded to a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, the Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of the Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies (the "90% income test"). Under Treasury regulations that may be promulgated in the future, foreign currency gains that are not related directly to the Fund's principal business of investing in stock or securities (or options and futures contracts with respect to stock or securities) may be excluded from qualifying income under the 90% income test. Any income derived by the Fund from an investment in a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

         In order to qualify as a regulated investment company, the Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

         Provided that the Fund qualifies as a regulated investment company under all such provisions of Subchapter M of the Code and makes all such required distributions, the Fund will not pay U.S. federal income tax on the income and capital gains that it distributes to shareholders. If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions also would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

         For U.S. federal income tax purposes, all dividends generally are taxable whether paid in cash or reinvested in additional shares of the Fund. In general, assuming that the Fund has sufficient earnings and profits, dividends from investment company taxable income are taxable as either ordinary income or, if so designated by the Fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Dividends from net long-term capital gains in excess of net short-term capital loss ("net capital gain") that are designated as capital gain dividends are taxable without regard to the length of time the shareholder has held shares of the Fund.

         Dividend distributions to individual shareholders may qualify for such maximum 15% U.S. federal income tax rate to the extent that such dividends are attributable to qualified dividend income, as that term is defined in Section 1(h)(11)(B) of the Code, from the Fund's investment in stock of certain qualified foreign corporations, provided that holding period and other requirements are met by both the Fund and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies, however, will not qualify for the maximum 15% U.S. federal income tax rate.

         A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

         Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% federal tax rate on long-term capital gains. A shareholder should also be aware that the benefits of the favorable tax rate on long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

         Distributions by the Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in it shares and any such amount in excess of that basis will be treated as a gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

         The Fund's dividends and distributions will not qualify for any dividends-received deduction that might be otherwise available for certain dividends received by shareholders that are corporations.

         At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in such Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost from such shares and the distributions economically represent a return of a portion of the investment.

         If the Fund retains any net capital gain for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gain as a credit against their own federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

         Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise will be treated as short-term capital gain or loss. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss recognized on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of the Fund are acquired (including dividend and/or capital gain distribution reinvestments) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the U.S. federal tax basis of the shares acquired in the other investments.

         Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this requirement but, under current guidance, shareholders of regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. The Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

         FOREIGN TAXES. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to its shareholders the amount of other qualified foreign taxes paid by it, subject to certain holding period requirements and other limitations. If this election is made, each taxable shareholder will be required to include in U.S. federal gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his U.S. federal taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If the Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

         The Fund may invest in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that the Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. The Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

         OTHER TAX MATTERS. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund that is not subject to the special currency rules (such as certain foreign equity investments) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

         It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of the Fund's income, gain or loss and hence of its distributions to shareholders. In addition, the Fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark-to-market gains an/or gains from constructive sales may also have to be distributed to satisfy the distribution amounts referred to above even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddles rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the Fund's income and gains or losses and hence of its distributions to shareholders.

         The Fund generally is required to recognize income currently each taxable year for federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, the Fund must distribute substantially all of its income to shareholders. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or borrow cash, so that it may satisfy the distribution requirement.

         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2003, the Fund elected to defer capital losses and currency losses occurring between November 1, 2003 and December 31, 2003 as follows:

-----------------------------------------------------------------------------
                                     CAPITAL LOSSES    CURRENCY LOSSES
-----------------------------------------------------------------------------
Pictet Global Emerging Markets Fund        $0              $34,772
-----------------------------------------------------------------------------

Such losses will be treated as arising on the first day of the year ending December 31, 2004.

         For U.S. federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to such Fund and are not expected to be distributed as such to shareholders. At December 31, 2003 the Fund had available for Federal income tax purposes unused capital loss carryforwards as follows:

--------------------------------------------------------------------------------
                         EXPIRING IN 2006  EXPIRING IN 2009  EXPIRING IN 2010
--------------------------------------------------------------------------------
Pictet Global Emerging
   Markets Fund             $37,875,086       $18,252,183       $2,015,691
--------------------------------------------------------------------------------

         Provided that it qualifies as a regulated investment company, the Fund will not be liable for Massachusetts income taxes or franchise taxes.

         Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions  and  deferrals,   certain   pre-retirement  and   post-retirement
distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

         Federal law requires that the Fund withhold (as "backup withholding") 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on IRS Forms W-9 or authorized substitutes that the social security number or other taxpayer identification number that they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law and who hold their shares as capital assets. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8BEN or authorized substitute is on file, to 28% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

                               GENERAL INFORMATION

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of the Fund by an investor may have the effect of reducing the per share net asset value of the Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

DESCRIPTION OF SHARES AND VOTING RIGHTS. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. Effective April 30, 2000, the Trust's name changed from Panorama Trust to Pictet Funds. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently the Trust has one series. The Trustees have authorized the issuance of an unlimited number of shares of beneficial interest, $0.001 par value, in two separate classes of shares in the Fund: Institutional and Retail Class shares. The Retail Class is identical to the Institutional Class except that the Retail Class shares of the Fund has adopted a Rule 12b-1 Distribution Plan pursuant to which the Retail Class shares of the Fund may reimburse the Distributor, or others, on a monthly basis for costs and expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Fund.

         When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

         Shares of the Fund are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants.

         Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares of a class at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares of a class. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

         Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

                              FINANCIAL STATEMENTS

         The Fund's audited financial statements, financial highlights and related notes and the report of independent accountants for the fiscal year ended December 31, 2003 are contained in the Trust's annual report for the year ended December 31, 2003, filed with the Commission on March 8, 2004 and incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


         "Ca" - Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

         CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

         RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o Positive means that a rating may be raised.
             o Negative means that a rating may be lowered.
             o Stable means that a rating is not likely to change.
             o Developing means a rating may be raised or lowered.
             o N.M. means not meaningful.

MOODY'S


         WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events that, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.


FITCH

         WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                           PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS:

                      (a) Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via EDGAR on January 2, 1996 ("Post-Effective Amendment No. 3").

                                    (i)     Amendment to the Declaration of
                                            Trust dated June 8, 1995 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 3.

                                    (ii)    Amendment to the Declaration of
                                            Trust dated December 28, 1995 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 3.

                                    (iii)   Amendment to the Declaration of
                                            Trust dated March 1, 1996 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 4 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on April 1,
                                            1996 ("Post-Effective Amendment No.
                                            4").

                                    (iv)    Amendment to the Declaration of
                                            Trust dated April 17, 1997 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 8 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on April 30,
                                            1998 ("Post-Effective Amendment No.
                                            8").

                                    (v)     Amendment to the Declaration of
                                            Trust dated April 13, 1999 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 12 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on April 30,
                                            1999.

                                    (vi)    Amendment to the Declaration of
                                            Trust dated May 11, 2000 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 16 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on June 28,
                                            2000.

                                    (vii)   Amendment to the Declaration of
                                            Trust dated December 4, 2001 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 21 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on April 29,
                                            2002 ("Post-Effective Amendment No.
                                            21").

                      (b) By-Laws dated May 23, 1995, as amended on December 15, 2000 are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2001 ("Post-Effective Amendment No. 18").

                      (c)           Not Applicable.

                      (d) Investment Advisory Agreement between Registrant and Pictet International Management Limited dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                                    (i)     Supplement dated January 2, 1996 to
                                            the Investment Advisory Agreement
                                            with respect to Pictet International
                                            Small Companies Fund is incorporated
                                            by reference to Post-Effective
                                            Amendment No. 4.

                                    (ii)    Supplement dated March 12, 1997 to
                                            the Investment Advisory Agreement
                                            with respect to Pictet Eastern
                                            European Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 8.

                                    (iii)   Supplement to the Investment
                                            Advisory Agreement with respect to
                                            Pictet European Equity Fund is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 17 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on July 19,
                                            2000 ("Post-Effective Amendment No.
                                            17").

                                    (iv)    Supplement to the Investment
                                            Advisory Agreement with respect to
                                            Pictet International Equity Fund is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 17.

                                    (v)     Supplement to the Investment
                                            Advisory Agreement with respect to
                                            the Pictet Global Water Fund is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 21.

                      (e) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated December 31, 2000 is incorporated by reference to Post-Effective Amendment No. 18.

                                    (i)     Supplement to the Distribution
                                            Agreement between Registrant and
                                            PFPC Distributors, Inc. is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 21.

                      (f)           Not Applicable.

                      (g) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                                    (i)     Amendment to Custodian Agreement
                                            dated January 10, 1996 with respect
                                            to Pictet International Small
                                            Companies Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 4.

                                    (ii)    Amendment to Custodian Agreement
                                            dated September 13, 1996 is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 6 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on February
                                            18, 1997.

                                    (iii)   Amendment to Custodian Agreement
                                            dated September 16, 1997 with
                                            respect to Pictet Eastern European
                                            Fund is incorporated by reference to
                                            Post-Effective Amendment No. 8.

                                    (iv)    Amendment to Custodian Agreement
                                            with respect to Pictet European
                                            Equity Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 10 to the Registration
                                            Statement as filed with the SEC via
                                            EDGAR on February 3, 1999
                                            ("Post-Effective Amendment No. 10").

                                    (v)     Amendment to Custodian Agreement
                                            with respect to Pictet International
                                            Equity Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 17.

                                    (vi)    Supplement to the Custodian
                                            Agreement with respect to the Pictet
                                            Global Water Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No.21.

                      (h)           (i)     Transfer Agency and Services
                                            Agreement between Registrant and The
                                            Shareholder Services Group, Inc.
                                            (now known as PFPC Inc.) dated
                                            October 3, 1995 with respect to
                                            Pictet Global Emerging Markets Fund
                                            is incorporated by reference to
                                            Post-Effective Amendment No. 3.

                                            (a)      Supplement dated January 2,
                                                     1996 to the Transfer Agency
                                                     and Services Agreement with
                                                     respect to Pictet
                                                     International Small
                                                     Companies Fund is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 4.

                                            (b)      Supplement dated March 12,
                                                     1997 to the Transfer Agency
                                                     and Services Agreement with
                                                     respect to Pictet Eastern
                                                     European Fund is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 8.

                                            (c)      Supplement to the Transfer
                                                     Agency and Services
                                                     Agreement with respect to
                                                     Pictet European Equity Fund
                                                     is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 10.

                                            (d)      Supplement to the Transfer
                                                     Agency and Services
                                                     Agreement with respect to
                                                     Pictet International Equity
                                                     Fund is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 17.

                                            (e)      Supplement to the Transfer
                                                     Agency and Services
                                                     Agreement with respect to
                                                     the Pictet Global Water
                                                     Fund is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 21.

                                            (f)      Amendment to the Transfer
                                                     Agency and Services
                                                     Agreement dated July 24,
                                                     2002 is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 22 to the
                                                     Registration Statement as
                                                     filed with the SEC via
                                                     EDGAR on April 29, 2003
                                                     ("Post-Effective Amendment
                                                     No. 22").

                                            (g)      Amendment to the Transfer
                                                     Agency and Services
                                                     Agreement dated October 1,
                                                     2003 is filed herewith.

                                    (ii)    Administration Agreement dated
                                            October 3, 1995 between Registrant
                                            and The Shareholder Services Group,
                                            Inc. (now known as PFPC Inc.) with
                                            respect to Pictet Global Emerging
                                            Markets Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 3.

                                            (a)      Amendment dated September
                                                     24, 1999 to the
                                                     Administration Agreement
                                                     dated October 3, 1995 is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 13 to the Registration
                                                     Statement as filed with the
                                                     SEC via EDGAR on March 1,
                                                     2000.

                                            (b)      Supplement dated January 2,
                                                     1996 to the Administration
                                                     Agreement dated October 3,
                                                     1995 with respect to Pictet
                                                     International Small
                                                     Companies Fund is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 4.

                                            (c)      Supplement dated March 12,
                                                     1997 to the Administration
                                                     Agreement with respect to
                                                     Pictet Eastern European
                                                     Fund is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 8.

                                            (d)      Supplement to the
                                                     Administration Agreement
                                                     with respect to Pictet
                                                     European Equity Fund is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 10.

                                            (e)      Supplement to the
                                                     Administration Agreement
                                                     with respect to Pictet
                                                     International Equity Fund
                                                     is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 17.

                                            (f)      Form of Amendment No. 12
                                                     dated August 16, 2000 to
                                                     the Administration
                                                     Agreement dated October 3,
                                                     1995 is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 18.

                                            (g)      Supplement to
                                                     Administration Agreement
                                                     with respect to the Pictet
                                                     Global Water Fund is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 21.

                      (i)           Not Applicable.

                      (j) Consent of PricewaterhouseCoopers LLP is filed herewith.

                      (k)           Not Applicable.

                      (l) Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                                    (i)     Purchase Agreement dated February 1,
                                            1996 with respect to Pictet
                                            International Small Companies is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 4.

                                    (ii)    Purchase Agreement dated March 12,
                                            1997 with respect to Pictet Eastern
                                            European Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 8.

                                    (iii)   Form of Purchase Agreement with
                                            respect to Pictet European Equity
                                            Fund is incorporated by reference to
                                            Post-Effective Amendment No. 17.

                                    (iv)    Form of Purchase Agreement with
                                            respect to Pictet International
                                            Equity Fund is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 17.

                                    (v)     Subscription Agreement with respect
                                            to Pictet Global Water Fund is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 21.

                      (m) Retail Class Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 18.

                      (n)           (i)     Multiple Class Plan pursuant to
                                            Rule 18f-3(d) is incorporated by
                                            reference to Post-Effective
                                            Amendment No. 18.

                                    (ii)    Amended and Restated Multiple Class
                                            Plan pursuant to Rule 18f-3(d) dated
                                            March 28, 2003 is filed herewith.

                      (o)           Not Applicable.

                      (p)           (i)     Code of Ethics for the Trust is
                                            incorporated by reference to Post-
                                            Effective Amendment No. 17.

                                            (a)      Amended and Restated Code
                                                     of Ethics for the Trust
                                                     dated September 19, 2002 is
                                                     incorporated by reference
                                                     to Post-Effective Amendment
                                                     No. 22.

                                    (ii)    Code of Ethics for Pictet
                                            International Management Limited is
                                            incorporated by reference to
                                            Post-Effective Amendment No. 14 to
                                            the Registration Statement as filed
                                            with the SEC via EDGAR on April 14,
                                            2000.

                                            (a)      Amended and Restated Code
                                                     of Ethics for Pictet
                                                     International Management
                                                     Limited dated September 19,
                                                     2002 is incorporated by
                                                     reference to Post-Effective
                                                     Amendment No. 22.

                      (q) Powers of Attorney for Jean G. Pilloud, Jean-Francois Demole, Jeffrey P. Somers, John F. Herman, Bruce W. Schnitzer, David J. Callard and Edward L. Hoyt are incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed with the SEC via EDGAR on April 30, 2001.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              None.

ITEM 25.      INDEMNIFICATION

              Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank that was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by nine partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

              The list required by Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

ITEM 27.      PRINCIPAL UNDERWRITERS

(a) PFPC Distributors, Inc. acts as principal underwriter for the following investment companies as of January 1, 2004:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Forward Funds, Inc
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Scudder Investments VIT Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer Wortham First Mutual Funds
                           Undiscovered Managers Fund
                           Van Wagoner Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           WT Investment Trust

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

              Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                          Northern Funds Trust
                          Northern Institutional Funds Trust

              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

              PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

(b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Brian Burns                -    Chairman, Chief Executive Officer,
                                         Director and President
         Michael Denofrio           -    Director
         Susan Keller               -    Director
         Rita G. Adler              -    Chief Compliance Officer
         Christine A. Ritch         -    Chief Legal Officer
         Salvatore Faia             -    Secretary and Clerk
         Christopher S. Conner      -    Assistant Secretary and Assistant Clerk
         Bradley A. Stearns         -    Assistant Secretary and Assistant Clerk
         John L. Wilson             -    Assistant Secretary and Assistant Clerk
         John Coary                 -    Treasurer
         Douglas D. Castagna        -    Controller and Assistant Treasurer
         Bruno DiStefano            -    Vice President
         Elizabeth T. Holtsbery     -    Vice President
         Susan K. Moscaritolo       -    Vice President
         Thomas Rodman              -    Vice President

(c)      Not applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

              All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

              Pictet International Management Limited
              Tower 42, Level 37
              25 Old Broad Street
              London, England EC2N 1HQ
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              PFPC Inc.
              101 Federal Street
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)

              PFPC Inc.
              760 Moore Road
              King of Prussia, PA 19406
              (records relating to its functions as distributor and transfer agent)

ITEM 29.      MANAGEMENT SERVICES

              Not Applicable.

ITEM 30.      UNDERTAKINGS

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of King of Prussia and Commonwealth of Pennsylvania on the 29th day of April, 2004.

                                                 PICTET FUNDS

                                           By    /s/ JEAN G. PILLOUD
                                                 -------------------------------
                                                 Jean G. Pilloud
                                                 Chairman, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 25 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                        DATE
---------                          -----                        ----
 /s/ JEAN G. PILLOUD        Chairman, President            April 29, 2004
--------------------        and Trustee
(Jean G. Pilloud)           (Chief Executive Officer)


            *               Trustee                        April 29, 2004
--------------------
(Bruce W. Schnitzer)

            *               Trustee                        April 29, 2004
--------------------
(David J. Callard)

            *               Trustee                        April 29, 2004
--------------------
(Edward L. Hoyt)

 /s/ PAUL MARTIN            Treasurer                      April 29, 2004
--------------------        (Principal Financial and
(Paul Martin)               Accounting Officer)


* By:
                  /s/ JEAN PILLOUD
                  --------------------
                  Jean Pilloud
                  as Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION

(h)(i)(g) Amendment to the Transfer Agency and Services Agreement dated October 1, 2003.

(j)                        Consent of PricewaterhouseCoopers LLP.

(n)(ii) Amended and Restated Multiple Class Plan pursuant to Rule 18f-3(d) dated March 28, 2003.